UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period :	January 1, 2014 — December 31, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|14

Annual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

The falling price of oil has captured headlines in recent months and is having a sustained effect on markets and economies worldwide. Cheaper oil allows many consumers and businesses to shift spending to other priorities. At the same time, the decline reflects greater pessimism about global growth, and it is having a negative impact on the energy sector — not just in the United States, but wherever energy is a key export.

This change in the investing environment has contributed to an increase in market volatility. Although the U.S. economy continues to grow, economic challenges in Europe, China, and Japan are causing uncertainty.

Compared with recent years, we may see more tempered returns from equity and fixed-income markets. While a number of positive trends continue, including an improving housing market and a brighter employment situation, investors should also be alert to a possible increase in short-term interest rates that is widely expected to occur in 2015. History suggests that rising rates could generate headwinds for markets.

In all types of market conditions, Putnam offers a wide range of flexible strategies. Our experienced investment teams employ new ways of thinking about building portfolios for both the opportunities and risks in today’s markets. In this dynamic environment, it may be an opportune time for you to meet with your financial advisor to ensure that your portfolio is properly aligned with your goals and tolerance for risk.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/14)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2014

Class IA: $7.02	Class IB: $7.01

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
12/31/14)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	0.68%	0.35%	5.97%	-2.68%	2.15%

5 years	33.35	31.64	24.31	4.32	56.84
Annualized	5.92	5.65	4.45	0.85	9.42

10 years	63.42	61.38	58.42	29.77	114.31
Annualized	5.03	4.90	4.71	2.64	7.92

Life	225.29	214.05	223.76	179.49	—
Annualized	5.70	5.52	5.67	4.96	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s tertiary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

High-yield corporate bonds	26.2%
Agency CMO	21.6%
Agency pass-through	21.2%
Commercial MBS	20.8%
Emerging-market bonds	12.9%
Residential MBS (non-agency)	11.2%
International Treasury/agency	3.4%
Bank loans	2.4%
Investment-grade corporate bonds	1.8%
Equity Investments	0.3%
Cash and net other assets	6.7%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

P-1	4.3%

Aaa	40.3%

Aa	0.1%

A	1.1%

Baa	9.9%

Ba	16.9%

B	20.1%

Caa and below	19.5%

Not rated	–12.2%

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating based on analysis of these agencies’ respective ratings criteria. Moody’s ratings are used in recognition of its prominence among rating agencies and breadth of coverage of rated securities. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What was the bond market environment like during the 12 months ended December 31, 2014?

The period began with the Federal Reserve announcing that it would begin winding down its bond-buying program, which ended in October 2014. As we moved into spring, concern about capital flight from Russia due to the Ukraine crisis, along with unrest in the Middle East, prompted investors to seek the safety of U.S. Treasuries. Demand for Treasuries also received a boost in June when the European Central Bank [ECB] implemented a negative deposit rate of -0.10% in the hope of stimulating bank lending to help stave off deflation and bolster eurozone economic growth. Sharply lower yields on sovereign bonds issued by peripheral European countries also indirectly dampened Treasury yields.

Fixed-income markets experienced several bouts of volatility during late summer and early fall. Yields on intermediate- to longer-dated bonds fell globally, and most bond market sectors underperformed Treasuries.

Interest rates were volatile in September and particularly so in October, before settling down and generally declining during the remainder of the period. The yield on the benchmark 10-year Treasury rose to 2.63% in mid-September, fell to 2.07% on December 16, and ended the period at 2.17%. With the Fed ending its bond-buying program while other countries appeared poised to ramp up monetary stimulus, it was not surprising to see some degree of rate volatility. Additionally, with U.S. gross domestic product growing at a 5% annual rate in the third quarter of 2014 — its strongest pace in 11 years — investors sought to fine-tune their forecasts as to when the U.S. central bank was likely to begin raising its target for short-term interest rates. Shorter-term Treasury yields rose late in the period, partially discounting the Fed’s first rate increase, which is likely to occur sometime during the second half of 2015, in our view.

Oil prices continued a decline that began in midsummer on concerns that the global market was oversupplied. Widespread deceleration of global economic growth, particularly in Europe and China, sapped demand, as did a November 27 announcement by the Organization of Petroleum Exporting Countries that the cartel would not cut its output. Falling oil prices weighed heavily on energy producers within the high-yield market, pushing yield spreads wider and causing high-yield indexes to underperform.

Which holdings and strategies had the biggest influence on the portfolio’s performance?

The portfolio underperformed relative to its primary benchmark, the Barclays U.S. Aggregate Bond Index, for the 12 months ended December 31, 2014. Our mortgage credit and prepayment strategies were the biggest contributors to performance. Within mortgage credit, our investments in subordinated mezzanine commercial mortgage-backed securities [CMBS] and non-agency residential mortgage-backed securities [RMBS] were the most additive to returns. Our CMBS holdings benefited from supportive commercial real estate fundamentals amid an improving U.S. economy, along with persistent investor demand for higher-yielding bonds. Our non-agency RMBS positions also attracted investors due to their relatively high yields. Within this sector, our holdings of pay-option adjustable-rate mortgage-backed securities [pay-option ARMS] were the main contributors to performance.

As for our prepayment strategies, although rates fell during the period, the decline wasn’t severe enough to trigger substantial refinancing of the mortgages underlying our positions in interest-only collateralized mortgage obligations [IO CMOs]. As a result, prepayment speeds that were slower than expected provided a tailwind to our IO CMO holdings.

Elsewhere, our active currency strategy was a notable contributor. The U.S. dollar outpaced nearly every other major currency, and our long-dollar strategy bolstered the portfolio’s return. Our tactical positioning in the euro — long exposure until April, then a short position for the remainder of the period — aided the portfolio’s performance, as did short positions in the Norwegian krone and the Canadian dollar. The currencies of Norway and Canada declined primarily due to weakness in energy prices.

On the downside, our interest-rate and yield-curve positioning dampened the portfolio’s return. The portfolio was defensively positioned for a rising-rate environment in the United States, resulting in an overall duration — a key measure of interest-rate sensitivity — that was negative on a net basis. Unfortunately, because rates generally fell during the period, this positioning worked against the portfolio’s performance.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the portfolio’s yield-curve positioning. In addition, we employed interest-rate swaps and “swaptions” — the latter of which give us the option to enter into a swap contract —to hedge the interest-rate and prepayment risks associated with our CMO holdings and to help manage overall downside risk. We also utilized total return swaps as a hedging tool and to help manage the portfolio’s sector exposure, as well as its inflation risk. Lastly, we utilized currency forward contracts to hedge the foreign-exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the months ahead, and how are you positioning the portfolio?

We believe U.S. economic growth may accelerate in 2015, given improving trends in employment and a pickup in consumer and business spending. If this occurs, we think it sets the stage for the Fed to begin raising the federal funds rate. That said, with U.S. inflation still running below the Fed’s 2% target, we believe lower oil prices may allow the Fed to take a more dovish stance and defer the first rate increase until later in 2015. We’ll be monitoring these factors closely in the weeks to come.

Globally, we think the outlook for European rates is more favorable than the outlook for U.S. rates. We believe the ECB is poised to launch a bond-buying program, which is likely to keep eurozone rates low for some time, while the Fed is preparing to begin raising rates.

2 Putnam VT Diversified Income Fund

Given this backdrop, we have slightly decreased the portfolio’s interest-rate sensitivity by bringing its duration closer to zero from a modestly negative position. We plan to maintain our diversified mortgage, corporate, and sovereign credit exposure primarily through allocations to mezzanine CMBS, high-yield corporate bonds, and peripheral European sovereign bonds, respectively. As for prepayment risk, we will continue our efforts to try to capitalize on anticipated slower prepayment speeds through allocations to agency interest-only collateralized mortgage obligations. We’re also excited about ongoing opportunities in the foreign-exchange market.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2014, to December 31, 2014. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/13*	0.76%	1.01%

Annualized expense ratio for the six-month period
ended 12/31/14†	0.75%	1.00%

*Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expense per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/14		for the 6 months ended 12/31/14

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.73	$4.96	$3.82	$5.09

Ending value
(after expenses)	$971.00	$969.60	$1,021.42	$1,020.16

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/14. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2015

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/14

MORTGAGE-BACKED SECURITIES (45.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032	$159,430	$232,828
IFB Ser. 3408, Class EK, 25.146s, 2037	61,807	97,676
IFB Ser. 2979, Class AS, 23.684s, 2034	16,883	21,064
IFB Ser. 3072, Class SM, 23.207s, 2035	159,962	243,421
IFB Ser. 3072, Class SB, 23.06s, 2035	163,954	248,588
IFB Ser. 3249, Class PS, 21.744s, 2036	131,630	195,447
IFB Ser. 3065, Class DC, 19.378s, 2035	312,816	452,569
IFB Ser. 319, Class S2, IO, 5.839s, 2043	1,286,351	314,397
IFB Ser. 4240, Class SA, IO, 5.839s, 2043	7,806,058	1,780,952
IFB Ser. 4245, Class AS, IO, 5.839s, 2043	5,136,202	1,157,428
IFB Ser. 317, Class S3, IO, 5.819s, 2043	3,448,506	873,583
IFB Ser. 326, Class S2, IO, 5.789s, 2044	5,286,133	1,297,026
IFB Ser. 323, Class S1, IO, 5.789s, 2044	3,426,889	848,472
IFB Ser. 310, Class S4, IO, 5.789s, 2043	3,527,199	876,227
IFB Ser. 308, Class S1, IO, 5.789s, 2043	2,612,972	650,421
IFB Ser. 269, Class S1, IO, 5.789s, 2042	2,020,398	468,025
IFB Ser. 314, Class AS, IO, 5.729s, 2043	2,752,510	666,050
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,915,246	567,598
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,473,959	268,703
Ser. 4024, Class PI, IO, 4 1/2s, 2041	3,370,386	635,051
Ser. 4220, Class IE, IO, 4s, 2028	2,124,757	261,430
Ser. 311, Class IO, IO, 3 1/2s, 2043	2,116,765	434,612
Ser. 4122, Class CI, IO, 3 1/2s, 2042	4,179,949	584,578
Ser. 4105, Class HI, IO, 3 1/2s, 2041	1,873,335	262,698
Ser. 304, IO, 3 1/2s, 2027	3,648,456	447,374
Ser. 304, Class C37, IO, 3 1/2s, 2027	2,700,755	331,410
Ser. 4210, Class PI, IO, 3s, 2041	3,008,812	317,218
Ser. 304, Class C45, IO, 3s, 2027	3,076,474	353,865
Ser. T-57, Class 1AX, IO, 0.39s, 2043	1,538,094	16,632
Ser. 3300, PO, zero %, 2037	49,322	43,419
FRB Ser. 3326, Class WF, zero %, 2035	1,223	970

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036	82,547	153,461
IFB Ser. 06-8, Class HP, 23.945s, 2036	246,662	378,670
IFB Ser. 07-53, Class SP, 23.579s, 2037	158,351	244,517
IFB Ser. 08-24, Class SP, 22.662s, 2038	192,139	284,464
IFB Ser. 05-122, Class SE, 22.507s, 2035	242,370	358,226
IFB Ser. 05-83, Class QP, 16.953s, 2034	185,065	248,259
IFB Ser. 13-10, Class KS, IO, 6.031s, 2043	1,439,012	303,200
Ser. 12-134, Class SA, IO, 5.981s, 2042	2,693,125	652,295
IFB Ser. 13-19, Class SK, IO, 5.981s, 2043	2,454,902	504,678
IFB Ser. 12-122, Class SB, IO, 5.981s, 2042	2,325,030	545,010
IFB Ser. 12-128, Class ST, IO, 5.981s, 2042	1,787,743	424,231
IFB Ser. 13-124, Class SB, IO, 5.781s, 2043	1,666,981	414,419
IFB Ser. 411, Class S1, IO, 5.781s, 2042	2,282,619	518,657
IFB Ser. 13-103, Class SK, IO, 5.751s, 2043	1,731,672	432,482
IFB Ser. 13-128, Class CS, IO, 5.731s, 2043	2,970,788	717,475
Ser. 374, Class 6, IO, 5 1/2s, 2036	337,073	63,572
Ser. 12-132, Class PI, IO, 5s, 2042	7,196,011	1,302,046
Ser. 10-13, Class EI, IO, 5s, 2038	56,821	761
Ser. 378, Class 19, IO, 5s, 2035	1,012,983	185,781
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	818,284	191,282
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	5,614,431	966,075
Ser. 409, Class 81, IO, 4 1/2s, 2040	4,196,543	834,021
Ser. 409, Class 82, IO, 4 1/2s, 2040	2,767,587	552,106
Ser. 366, Class 22, IO, 4 1/2s, 2035	379,115	26,879
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	1,967,914	250,712
Ser. 418, Class C24, IO, 4s, 2043	2,350,939	483,412
Ser. 13-41, Class IP, IO, 4s, 2043	2,513,570	439,297

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-44, Class PI, IO, 4s, 2043	$2,401,632	$390,359
Ser. 12-96, Class PI, IO, 4s, 2041	1,109,522	178,478
Ser. 406, Class 2, IO, 4s, 2041	2,575,181	456,322
Ser. 406, Class 1, IO, 4s, 2041	1,804,726	324,309
Ser. 409, Class C16, IO, 4s, 2040	3,132,929	592,326
Ser. 418, Class C15, IO, 3 1/2s, 2043	4,980,988	1,026,162
Ser. 13-35, Class IP, IO, 3s, 2042	3,212,715	352,646
Ser. 13-53, Class JI, IO, 3s, 2041	3,342,621	412,279
Ser. 13-23, Class PI, IO, 3s, 2041	3,688,887	350,186
Ser. 03-W10, Class 1, IO, 1.021s, 2043	479,842	11,996
Ser. 00-T6, IO, 0.719s, 2030	1,399,217	29,733
Ser. 99-51, Class N, PO, zero %, 2029	15,480	13,932

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.468s, 2037	3,317,331	380,156
IFB Ser. 11-56, Class MI, IO, 6.285s, 2041	2,340,159	488,789
IFB Ser. 13-113, Class SL, IO, 6.065s, 2042	1,737,957	268,704
IFB Ser. 14-131, Class AS, IO, 6.035s, 2044	2,940,273	679,453
Ser. 13-116, Class SA, IO, 5.989s, 2043	2,065,544	369,216
IFB Ser. 13-129, Class SN, IO, 5.985s, 2043	2,034,848	358,337
IFB Ser. 10-20, Class SC, IO, 5.985s, 2040	1,608,063	276,764
Ser. 13-182, Class LS, IO, 5.975s, 2043	1,728,006	408,538
IFB Ser. 13-99, Class VS, IO, 5.939s, 2043	1,180,662	230,902
IFB Ser. 12-77, Class MS, IO, 5.935s, 2042	1,899,813	487,207
IFB Ser. 11-128, Class TS, IO, 5.889s, 2041	1,722,677	300,607
IFB Ser. 11-70, Class SM, IO, 5.729s, 2041	3,437,000	623,059
IFB Ser. 11-70, Class SH, IO, 5.729s, 2041	3,530,000	663,005
Ser. 13-22, Class OI, IO, 5s, 2043	2,618,576	563,944
Ser. 13-3, Class IT, IO, 5s, 2043	2,336,684	500,233
Ser. 13-6, Class IC, IO, 5s, 2043	1,541,857	309,975
Ser. 12-146, Class IO, IO, 5s, 2042	3,605,730	702,504
Ser. 13-130, Class IB, IO, 5s, 2040	1,827,599	202,266
Ser. 13-16, Class IB, IO, 5s, 2040	2,506,444	195,936
Ser. 11-41, Class BI, IO, 5s, 2040	1,901,755	184,167
Ser. 10-35, Class UI, IO, 5s, 2040	2,120,568	447,970
Ser. 10-20, Class UI, IO, 5s, 2040	1,838,612	350,440
Ser. 10-9, Class UI, IO, 5s, 2040	9,314,495	1,977,714
Ser. 09-121, Class UI, IO, 5s, 2039	3,888,961	796,070
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	5,315,345	996,675
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,077,309	215,580
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	3,137,634	617,016
Ser. 13-183, Class JI, IO, 4 1/2s, 2043	2,349,877	387,323
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	362,453	56,394
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	3,679,085	684,678
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	9,353,647	1,776,417
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	3,799,757	727,167
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,837,043	369,888
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,289,269	330,465
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	885,212	125,010
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	4,144,998	531,306
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	1,100,474	94,267
Ser. 13-165, Class IL, IO, 4s, 2043	1,830,589	299,887
Ser. 12-47, Class CI, IO, 4s, 2042	3,577,447	658,173
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,762,532	329,429
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	6,779,875	870,604
Ser. 13-28, Class IO, IO, 3 1/2s, 2043	2,485,198	339,482
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	3,017,530	409,056
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	4,860,013	662,906
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	3,327,505	459,994
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	2,726,065	544,150
Ser. 06-36, Class OD, PO, zero %, 2036	4,317	3,836
		53,820,107

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (16.0%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	$697,000	$720,096

Banc of America Commercial Mortgage Trust 144A
Ser. 07-5, Class XW, IO, 0.369s, 2051	30,518,973	264,477

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-6, Class G, 5.152s, 2047	829,000	826,944
FRB Ser. 05-4, Class C, 5.147s, 2045	927,000	938,588

Banc of America Merrill Lynch Commercial Mortgage, Inc.
144A Ser. 01-1, Class K, 6 1/8s, 2036	19,143	9,489

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039	155,000	159,456
Ser. 05-PWR7, Class B, 5.214s, 2041	923,000	931,590
Ser. 05-PWR9, Class C, 5.055s, 2042	499,000	507,733

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class B, 5.435s, 2039	534,000	534,737

CFCRE Commercial Mortgage Trust 144A FRB
Ser. 11-C2, Class E, 5.568s, 2047	426,000	456,663

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049	779,000	761,392

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.124s, 2044	578,000	572,220
Ser. 07-CD5, Class XS, IO, 0.171s, 2044	21,585,619	92,452

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.74s, 2047	990,000	947,568
FRB Ser. 13-LC6, Class D, 4.288s, 2046	224,000	212,738
FRB Ser. 13-LC13, Class E, 3.719s, 2046	566,000	434,062
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049	254,000	239,080

Credit Suisse Commercial Mortgage Trust
Ser. 06-C5, Class AX, IO, 0.717s, 2039	23,269,162	254,497

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	515,597	257,798

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.419s, 2044	440,000	462,133

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 0.993s, 2020	1,918,937	29,341

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	268,132

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	384,794	382,435

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	1,053,000	1,051,524

GS Mortgage Securities Trust Ser. 05-GG4,
Class AJ, 4.782s, 2039	2,872,000	2,903,226

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045	257,000	270,544
FRB Ser. 11-GC3, Class E, 5s, 2044	528,000	505,603
FRB Ser. 13-GC10, Class D, 4.414s, 2046	799,000	772,681
Ser. 05-GG4, Class XC, IO, 0.703s, 2039	53,710,285	134,276

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051	809,500	840,131
Ser. 06-LDP8, Class B, 5.52s, 2045	370,000	371,077
FRB Ser. 06-LDP6, Class B, 5.501s, 2043	790,000	790,000
FRB Ser. 05-LDP3, Class D, 5.193s, 2042	1,173,000	1,175,463
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	809,636

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051	892,000	902,352
FRB Ser. 07-CB20, Class C, 6.174s, 2051	1,004,000	951,842
FRB Ser. 11-C3, Class E, 5.567s, 2046	656,000	701,861
FRB Ser. 11-C3, Class F, 5.567s, 2046	401,000	404,205

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 12-C8, Class E, 4.666s, 2045	$105,000	$103,894
FRB Ser. 13-C13, Class D, 4.056s, 2046	418,000	393,056
FRB Ser. 13-C13, Class E, 3.986s, 2046	628,000	511,726
FRB Ser. 13-C10, Class E, 3 1/2s, 2047	833,000	611,672
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	558,000	396,571
Ser. 07-CB20, Class X1, IO, 0.313s, 2051	42,310,665	333,577

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	486,767	511,106
Ser. 98-C4, Class J, 5.6s, 2035	379,000	397,457

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.728s, 2039	388,000	349,200
Ser. 06-C3, Class AJ, 5.72s, 2039	731,000	731,789
Ser. 06-C6, Class E, 5.541s, 2039	900,000	863,181
FRB Ser. 06-C6, Class C, 5.482s, 2039	631,000	619,958

Merrill Lynch Mortgage Investors Trust
Ser. 96-C2, Class JS, IO, 2.371s, 2028	35,533	3

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.289s, 2051	575,000	628,009
FRB Ser. 07-C1, Class A3, 5.835s, 2050	14,650	14,660
Ser. 05-MCP1, Class D, 5.023s, 2043	454,000	452,511

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.545s, 2049	918,982	49,166

ML-CFC Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	479,000	486,597

Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 13-C11, Class D, 4.417s, 2046	352,000	331,267

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	1,320,000	1,363,274
Ser. 07-HQ11, Class C, 5.558s, 2044	700,000	681,856
FRB Ser. 06-HQ8, Class D, 5.492s, 2044	513,000	502,566
Ser. 06-HQ10, Class AJ, 5.389s, 2041	422,000	424,334

Morgan Stanley Capital I Trust 144A FRB
Ser. 04-RR, Class F7, 6s, 2039	902,620	857,210

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	1,115,905	1,120,436

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	158,000	31,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	471,404	117,851

UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 4.958s, 2049	387,000	385,858

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045	2,423,000	2,440,761
FRB Ser. 06-C25, Class AJ, 5.723s, 2043	565,000	584,775
FRB Ser. 05-C20, Class B, 5.237s, 2042	1,423,000	1,448,229
Ser. 07-C34, IO, 0.308s, 2046	11,929,000	96,983

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 5.745s, 2035	801,512	742,705

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 12-LC5, Class E, 4.778s, 2045	479,000	437,088

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044	106,000	113,887
FRB Ser. 12-C6, Class E, 5s, 2045	525,000	512,085
FRB Ser. 11-C4, Class F, 5s, 2044	1,270,000	1,201,501
FRB Ser. 12-C7, Class E, 4.845s, 2045	241,000	241,327
FRB Ser. 12-C7, Class F, 4 1/2s, 2045	2,626,000	2,189,821
Ser. 14-C19, Class D, 4.234s, 2047	880,000	797,319
		46,924,908

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (45.8%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) (11.4%)
Banc of America Funding Corp.
FRB Ser. 14-R7, Class 3A1, 2.615s, 2036		$483,000	$495,075
FRB Ser. 14-R7, Class 3A2, 2.615s, 2036		148,000	124,720

Barclays Capital, LLC Trust
FRB Ser. 13-RR1, Class 9A4, 6.727s, 2036		310,000	313,565
FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035		1,270,000	1,184,402
FRB Ser. 12-RR5, Class 4A8, 0.326s, 2035		375,000	337,886

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.307s, 2036		800,000	762,000
FRB Ser. 12-RR12, Class 4A7, 2.831s, 2036		520,000	482,300
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035		1,060,000	964,600
FRB Ser. 14-RR2, Class 3A2, 1.075s, 2046		510,000	342,338
FRB Ser. 13-RR8, Class 2A2, 0.306s, 2036		502,092	433,054

Bear Stearns Adjustable Rate Mortgage Trust FRB
Ser. 05-12, Class 12A1, 2.487s, 2036		671,829	601,117

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.03s, 2034		33,772	17,361

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-WFH2, Class M1, 0.57s, 2037		1,440,000	1,131,120

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 5.981s, 2036		711,463	629,645
FRB Ser. 41891, Class 7A2, 2.487s, 2036		700,000	665,210

Connecticut Avenue Securities FRB Ser. 14-C04,
Class 2M2, 5.17s, 2024		680,000	687,786

Countrywide Alternative Loan Trust
Ser. 05-38, Class A1, 1.613s, 2035		434,279	395,194
FRB Ser. 05-76, Class 2A1, 1.113s, 2036		481,498	425,403
FRB Ser. 05-38, Class A3, 0.52s, 2035		1,221,770	1,059,886
FRB Ser. 05-59, Class 1A1, 0.487s, 2035		887,102	718,553
FRB Ser. 07-OA10, Class 2A1, 0.42s, 2047		415,029	342,399

Countrywide Home Loans
FRB Ser. 06-HYB1, Class 1A1, 2.458s, 2036		701,619	615,469
FRB Ser. 06-OA5, Class 1A1, 0.37s, 2046		419,924	354,836

Credit Suisse First Boston Mortgage
Securities Corp. FRB Ser. 03-AR30, Class CB1,
2.465s, 2034		409,943	369,811

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043
(United Kingdom)	GBP	328,968	524,266
FRB Ser. 03-2, Class 2C1, 2.852s, 2043
(United Kingdom)	EUR	880,000	1,082,947

Green Tree Home Improvement Loan Trust Ser. 95-F,
Class B2, 7.1s, 2021		$1,865	1,862

Morgan Stanley Resecuritization Trust 144A
Ser. 13-R7, Class 9B, 5 1/2s, 2046		825,000	825,000

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.7s, 2035		383,772	334,265
FRB Ser. 05-3, Class M1, 0.64s, 2035		378,366	336,746
FRB Ser. 05-3, Class A2, 0.52s, 2035		540,523	485,120

Newcastle Mortgage Securities Trust FRB
Ser. 06-1, Class M2, 0.54s, 2036		390,000	308,100

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4,
Class 1A2, 0.56s, 2035		399,727	363,751

Residential Accredit Loans, Inc.
FRB Ser. 07-QH9, Class A1, 1.406s, 2037		555,467	361,609
FRB Ser. 06-QO7, Class 2A1, 0.963s, 2046		1,507,284	1,051,331
FRB Ser. 06-QO5, Class 2A1, 0.36s, 2046		1,062,364	823,332

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046		1,890,478	1,691,930
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046		1,115,425	906,840

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045	$2,145,726	$1,893,604
FRB Ser. 05-AR8, Class 2AC2, 0.63s, 2045	1,315,436	1,181,919
FRB Ser. 05-AR11, Class A1B2, 0.62s, 2045	777,989	685,642
FRB Ser. 05-AR13, Class A1B2, 0.6s, 2045	982,620	874,532
FRB Ser. 05-AR17, Class A1B2, 0.58s, 2045	828,762	717,957
FRB Ser. 05-AR19, Class A1C4, 0.57s, 2045	725,284	634,624
FRB Ser. 05-AR11, Class A1B3, 0.57s, 2045	1,489,738	1,333,316
FRB Ser. 05-AR8, Class 2AC3, 0.56s, 2045	468,993	418,576
FRB Ser. 05-AR17, Class A1B3, 0.52s, 2045 F	1,285,563	1,132,099
FRB Ser. 05-AR6, Class 2A1C, 0.51s, 2045	605,858	536,184

Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR2, Class 2A1, 2.612s, 2036	710,202	708,000

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2,
Class 1A2, 0.335s, 2047	1,000,000	740,000

		33,407,282
Total mortgage-backed securities (cost $126,125,355)		$134,152,297

CORPORATE BONDS AND NOTES (32.7%)*	Principal amount	Value

Basic materials (2.4%)
Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021	$35,000	$37,906

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024	31,000	32,853

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019
(France)	196,000	236,670

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s,
2039 (France)	66,000	68,310

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	292,000	306,600

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	135,000	133,650

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	265,000	280,900

Cemex Finance, LLC 144A company
guaranty sr. notes 6s, 2024 (Mexico)	500,000	487,500

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)	205,000	210,023

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	195,000	189,638

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	15,000	15,338

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	10,000	9,725

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	51,000	45,900

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	284,000	297,490

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	158,000	180,910

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	172,000	168,560

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	156,000	138,840

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	100,000	97,000

HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)	170,000	164,900

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	387,000	415,058

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	260,000	258,050

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Basic materials cont.
Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022	$112,000	$110,320

Ineos Finance PLC 144A company
guaranty sr. notes 7 1/2s, 2020 (United Kingdom)	70,000	73,500

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	256,000	269,440

Mercer International, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	60,000	60,750

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	200,000	2

Momentive Performance Materials, Inc. company
guaranty sr. notes 3.88s, 2021	200,000	169,500

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022
(Canada)	134,000	131,320

NOVA Chemicals Corp. 144A sr. unsec. notes 5s,
2025 (Canada)	40,000	39,700

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)	215,000	211,238

PQ Corp. 144A sr. notes 8 3/4s, 2018	170,000	175,950

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	128,000	126,963

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	232,000	238,380

SBA Communications Corp. 144A sr. unsec.
notes 4 7/8s, 2022	179,000	172,288

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 8 3/8s, 2021	71,000	79,343

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	216,000	220,860

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	35,000	38,325

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	170,000	172,550

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	75,000	75,750

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	54,000	53,595

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	54,000	63,315

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	40,000	42,400

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	25,000	25,375

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 1/2s, 2024	50,000	51,250

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2021	30,000	30,563

TMS International Corp. 144A company
guaranty sr. unsec. notes 7 5/8s, 2021	120,000	123,600

TPC Group, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020	140,000	136,150

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	131,300

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	70,000	66,500

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	198,000	206,415

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	105,000	107,625

		7,180,088
Capital goods (1.9%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	470,000	470,000

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	508,000	568,960

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Capital goods cont.
Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	$120,000	$116,700

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022	113,000	111,023

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	87,000	83,520

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	105,000	106,575

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	33,000	36,713

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	247,000	265,525

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	200,000	194,000

Crown Cork & Seal Co., Inc. sr. unsec.
bonds 7 3/8s, 2026	100,000	110,500

Gates Global LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	195,000	186,713

Huntington Ingalls Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2021	85,000	86,488

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	305,000	309,575

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	306,000	287,640

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	70,000	70,875

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	155,000	164,300

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022	389,000	396,780

Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2025	150,000	151,500

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	264,000	278,520

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019	200,000	211,000

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9s, 2019	110,000	113,850

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 8 1/4s, 2021
(New Zealand)	265,000	271,625

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020	43,000	44,075

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	55,000	56,925

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	270,000	275,400

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	50,000	53,250

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6 1/2s, 2024	85,000	85,425

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5 1/2s, 2020	240,000	234,600

Zebra Technologies Corp. 144A sr. unsec.
unsub. notes 7 1/4s, 2022	213,000	223,650

		5,565,707

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Communication services (4.2%)
Altice SA 144A company guaranty sr. notes 7 3/4s,
2022 (Luxembourg)	$400,000	$400,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	66,000	74,580

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	13,000	14,300

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	499,000	523,950

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	125,000	125,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	85,000	82,875

CCOH Safari, LLC company guaranty sr. unsec.
bonds 5 3/4s, 2024	180,000	182,025

CCOH Safari, LLC company guaranty sr. unsec.
bonds 5 1/2s, 2022	200,000	203,000

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	175,000	191,625

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	50,000	51,875

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	257,000	262,140

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R	90,000	90,900

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	200,000	220,500

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024	254,000	255,270

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Jamaica)	200,000	194,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017
(Jamaica)	343,000	347,288

DISH DBS Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2024	180,000	180,900

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018	169,000	190,970

Frontier Communications Corp. sr. unsec.
notes 6 1/4s, 2021	20,000	20,100

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	60,000	63,000

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)	105,000	107,888

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	189,000	202,230

Intelsat Luxembourg SA company guaranty sr. unsec.
bonds 8 1/8s, 2023 (Luxembourg)	154,000	157,080

Intelsat Luxembourg SA company guaranty sr. unsec.
bonds 7 3/4s, 2021 (Luxembourg)	634,000	635,585

Level 3 Communications, Inc. 144A sr. unsec.
unsub. notes 5 3/4s, 2022	60,000	60,375

Level 3 Escrow II, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	130,000	130,650

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020	184,000	198,490

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020	26,000	27,398

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021	65,000	67,275

NII International Telecom SCA 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg) (In default) †	75,000	53,625

Numericable Group SA 144A sr. bonds 6 1/4s, 2024
(France)	200,000	201,500

Numericable Group SA 144A sr. notes 6s, 2022
(France)	600,000	606,000

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Communication services cont.
Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$221,000	$225,973

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		185,000	213,917

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	71,246

SFR-Numericable 144A sr. bonds 5 5/8s,
2024 (France)	EUR	100,000	125,240

Sprint Capital Corp. company guaranty
6 7/8s, 2028		$182,000	160,160

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		363,000	412,876

Sprint Corp. company guaranty sr. unsec.
notes 7 7/8s, 2023		418,000	412,650

Sprint Corp. company guaranty sr. unsec.
notes 7 1/4s, 2021		175,000	173,469

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023		297,000	303,683

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019		85,000	88,400

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2025		135,000	137,160

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		258,000	263,805

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		240,000	243,600

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023		120,000	120,300

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	495,110

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	110,000	145,207

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company guaranty
sr. notes 5 5/8s, 2023 (Germany)	EUR	104,000	136,570

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company guaranty
sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	109,000	142,377

UPC Holdings BV bonds 8 3/8s, 2020
(Netherlands)	EUR	421,000	546,166

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	204,518

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	290,000	475,837

West Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022		$239,000	228,843

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019		399,000	415,459

Wind Acquisition Finance SA 144A sr. bonds 4s,
2020 (Luxembourg)	EUR	125,000	147,868

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		$149,000	151,980

Windstream Corp. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023		145,000	135,575

			12,300,383
Consumer cyclicals (5.6%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022		165,000	162,938

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		115,000	125,063

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022		115,000	116,725

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	$173,000	$187,273

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	231,000	229,845

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	62,000	51,770

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)	250,000	261,250

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	125,000	129,400

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021	150,000	158,625

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024	323,000	322,193

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2025	125,000	125,938

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	203,000	205,030

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	120,000	120,600

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	45,000	44,775

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021	410,000	454,075

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	67,000	65,493

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	65,000	61,425

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	50,000	53,250

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	162,000	170,100

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	395,000	406,850

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	213,000	215,130

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	95,000	96,188

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	83,000	86,735

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)	250,000	261,875

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	241,000	250,327

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020	120,000	122,100

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019	3,000	3,068

Gannett Co., Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2021	63,000	62,528

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045	85,000	89,675

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	150,000	143,625

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 7/8s, 2020	180,000	182,250

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 3/8s, 2018	70,000	71,575

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		$260,000	$267,800

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022
(Canada)	CAD	335,000	303,256

Griffey Intermediate, Inc./Griffey Finance
Sub, LLC 144A sr. unsec. notes 7s, 2020		$86,000	67,510

Grupo Televisa SAB sr. unsec. notes 6s, 2018
(Mexico)		70,000	77,753

Grupo Televisa SAB sr. unsec. unsub. notes Ser.
EMTN, 7 1/4s, 2043 (Mexico)	MXN	3,500,000	201,765

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		$157,000	162,495

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		105,000	106,050

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2021		268,000	262,640

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019		305,000	300,425

Interactive Data Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2019		42,000	41,685

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		165,000	171,600

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	491,625

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		248,000	230,640

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s,
2019 ‡‡		95,000	80,750

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		246,000	276,135

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		105,000	113,400

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	72,625

Lamar Media Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024		84,000	86,520

Lender Processing Services, Inc./Black Knight
Lending Solutions, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		240,000	253,800

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		243,000	238,140

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021		176,000	187,880

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		310,000	311,550

Media General Financing Sub, Inc. 144A sr. unsec.
notes 5 7/8s, 2022		118,000	116,820

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		210,000	220,500

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020		168,000	166,740

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		181,000	189,598

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019		691,867	748,946

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028		125,000	125,000

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡		139,000	147,340

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8s, 2021		100,000	105,750

Nexstar Broadcasting, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		110,000	114,125

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nielsen Co. Luxembourg S.a.r.l. (The) 144A
company guaranty sr. unsec. notes 5 1/2s, 2021
(Luxembourg)	$253,000	$253,949

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	380,000	398,050

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	149,000	159,430

Owens Corning company guaranty sr. unsec.
unsub. notes 4.2s, 2024	165,000	163,225

Penn National Gaming, Inc. sr. unsec.
notes 5 7/8s, 2021	200,000	186,000

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	200,000	207,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	140,000	141,750

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	140,000	147,000

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	183,000	172,459

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2022	35,000	33,425

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	54,000	57,240

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	229,000	245,030

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	51,000	43,350

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	45,000	31,500

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	145,000	146,813

Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 10s, 2022	285,000	261,131

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2021	87,000	89,610

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	38,000	37,715

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	32,000	32,560

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	213,000	206,078

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 6s, 2024	150,000	153,375

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5 7/8s, 2020	184,000	189,980

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	25,000	26,250

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	301,000	301,000

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2022	15,000	15,938

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	15,000	15,638

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	85,000	88,825

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021	140,000	143,500

Standard Pacific Corp. company
guaranty sr. unsec. notes 5 7/8s, 2024	80,000	80,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	57,000	51,870

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Taylor Morrison Communities, Inc./
Monarch Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024		$70,000	$66,850

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021		300,000	293,250

Tri Pointe Holdings, Inc. 144A sr. unsec.
unsub. notes 5 7/8s, 2024		150,000	150,000

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		340,000	375,700

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		107,000	113,955

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		4,000	4,260

			16,362,763
Consumer staples (2.3%)
Ashtead Capital, Inc. 144A company
guaranty notes 5 5/8s, 2024		200,000	205,000

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		250,000	265,625

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		195,000	198,900

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022
(Canada)		340,000	348,500

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		249,000	255,225

CEC Entertainment, Inc. company
guaranty sr. unsec. notes 8s, 2022		104,000	100,880

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021		335,000	366,460

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	59,625

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 3/4s, 2021		285,000	282,150

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	127,075

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 4 3/4s, 2024		20,000	20,250

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 3 7/8s, 2019		15,000	15,113

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R		233,000	224,263

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R		50,000	48,625

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		394,000	361,495

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	303,000	488,473

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)		$200,000	188,500

HJ Heinz Co. company guaranty notes 4 1/4s, 2020		353,000	356,530

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		83,000	87,358

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	476,100

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		60,000	61,800

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020		460,000	487,600

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021		145,000	142,463

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021		290,000	290,000

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Consumer staples cont.
Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020		$300,000	$327,375

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	80,156

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022		55,000	60,431

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024		143,000	147,290

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023		328,000	344,400

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡		85,000	87,975

WhiteWave Foods Co. (The) company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022		85,000	87,550

			6,593,187
Energy (5.0%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021		182,000	189,735

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	175,313

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		305,000	311,100

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	50,325

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022		135,000	127,238

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021		150,000	145,125

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		110,000	93,500

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		25,000	21,250

California Resources Corp. 144A company
guaranty sr. unsec. notes 6s, 2024		210,000	177,450

California Resources Corp. 144A company
guaranty sr. unsec. notes 5s, 2020		100,000	86,750

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	132,600

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	69,452

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023		$60,000	61,800

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022		95,000	92,388

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	315,000

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		207,000	208,035

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	117,160

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s,
2018 (Canada)	CAD	295,000	88,871

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)		$59,000	21,535

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022		90,000	83,700

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		43,000	40,850

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022		170,000	155,550

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		135,000	103,275

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Energy cont.
Exterran Partners LP/EXLP Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022	$160,000	$136,000

FTS International, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022	110,000	80,300

Gazprom OAO Via Gaz Capital SA sr. unsec.
notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)	335,000	302,338

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)	240,000	216,960

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	690,000	717,386

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	386,000	377,315

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	85,000	83,088

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	150,000	112,500

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	382,000	287,455

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	180,000	171,000

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	45,000	38,250

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	70,000	61,600

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	158,000	97,960

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	70,000	71,225

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	26,000	26,065

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	404,000	282,800

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	94,000	76,140

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2019	120,000	102,600

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	315,000	266,175

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s, 2017
(Canada) F	104,000	6

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s, 2022
(Russia)	430,000	378,400

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	37,000	33,763

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	141,000	125,843

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	300,000	222,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	100,000	99,500

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	110,000	99,000

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	155,000	141,050

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	250,000	187,500

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	113,000	80,230

Paragon Offshore PLC 144A company
guaranty sr. unsec. notes 6 3/4s, 2022	85,000	51,850

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Energy cont.
Paragon Offshore PLC 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2024		$284,000	$170,400

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)		200,000	200,000

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.3s, 2023 (Indonesia)		285,000	272,175

Petrobras International Finance Co. SA (PIFCO)
company guaranty sr. unsec. notes 6 7/8s, 2040
(Brazil)		52,000	48,028

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)		3,220,000	1,485,225

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)		1,065,000	373,016

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)		246,000	129,765

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)		859,000	637,808

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)		1,180,000	674,960

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)		760,000	277,400

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	438,900

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. notes 5 5/8s, 2022		60,000	56,100

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024		130,000	115,700

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021		119,000	108,897

Sabine Pass Liquefaction, LLC company
guaranty sr. notes 5 5/8s, 2023		100,000	97,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		100,000	101,750

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		100,000	98,125

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020		95,000	95,950

Samson Investment Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020		535,000	221,691

Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)		170,000	163,200

Seventy Seven Energy, Inc. sr. unsec.
notes 6 1/2s, 2022		20,000	11,800

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018		194,000	159,080

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		87,000	85,260

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		130,000	125,450

Tervita Corp. 144A company guaranty sr. notes
9s, 2018 (Canada)	CAD	50,000	36,596

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$60,000	51,300

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018
(Canada)		45,000	27,788

Tesoro Logistics LP/Tesoro Logistics
Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022		20,000	19,950

Tesoro Logistics LP/Tesoro Logistics
Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019		15,000	14,888

Triangle USA Petroleum Corp. 144A sr. unsec.
notes 6 3/4s, 2022		30,000	19,800

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		220,000	196,350

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		210,000	192,150

			14,501,553

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Financials (5.2%)
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031		$293,000	$373,575

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2058		72,000	97,560

Baggot Securities, Ltd. 144A jr.
sub. notes 10.24s, perpetual maturity (Ireland) EUR		630,000	798,542

Banco do Brasil SA 144A unsec. sub. notes
5 7/8s, 2022 (Brazil)		$1,295,000	1,262,266

Bank of America Corp. jr. unsec. sub. FRN
notes Ser. Z, 6 1/2s, perpetual maturity		80,000	81,432

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB bonds 5.919s,
perpetual maturity (Spain)		39,000	39,694

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025		75,000	76,500

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	101,168

CIT Group, Inc. sr. unsec. notes 5s, 2023		125,000	127,813

CIT Group, Inc. sr. unsec. notes 5s, 2022		325,000	333,938

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	184,958

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		70,000	69,825

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019		118,000	76,700

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		134,000	134,000

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020		160,000	135,600

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	295,000

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022		125,000	127,813

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB bonds 6.15s, 2066		110,000	67,650

Hockey Merger Sub 2, Inc. 144A sr. unsec.
notes 7 7/8s, 2021		220,000	218,900

HSBC Capital Funding LP/Jersey bank guaranty jr.
unsec. sub. FRB bonds 5.13s, perpetual
maturity (Jersey)	EUR	208,000	260,618

Hub Holdings LLC/Hub Holdings Finance, Inc.
144A sr. unsec. notes 8 1/8s, 2019 ‡‡		$53,000	52,470

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020		365,000	376,023

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022		195,000	195,853

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		145,000	152,613

iStar Financial, Inc. sr. unsec. notes 5s, 2019 R		10,000	9,700

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
notes 6.657s, perpetual maturity (United Kingdom)		125,000	133,438

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	109,140

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R		265,000	283,550

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020		100,000	96,000

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	245,700

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		15,000	15,788

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2019		131,000	119,865

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Financials cont.
OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019		$109,000	$111,453

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021		100,000	102,500

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	165,413

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	55,050

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		245,000	237,038

Royal Bank of Scotland Group PLC jr. sub. unsec.
FRN notes Ser. U, 7.64s, perpetual maturity
(United Kingdom)		300,000	315,000

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB bonds 7.092s, perpetual maturity
(United Kingdom)	EUR	400,000	507,011

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)		$105,000	106,805

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)		900,000	792,000

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Russia)		250,000	220,000

Societe Generale SA 144A jr. unsec. sub. FRB
bonds 7 7/8s, perpetual maturity (France)		200,000	195,000

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017		175,000	186,375

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		155,000	151,900

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020		230,000	227,700

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	218,707

TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018		25,000	21,000

UBS AG/Jersey Branch jr. unsec. sub. FRN
notes Ser. EMTN, 7.152s, perpetual maturity
(Jersey)	EUR	200,000	270,340

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	187,500

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		299,000	291,525

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	200,175

VTB Bank OJSC 144A jr. unsec. sub. FRN
notes 9 1/2s, perpetual maturity (Russia)		1,000,000	643,750

VTB Bank OJSC Via VTB Capital SA sr. unsec.
notes Ser. 6, 6 1/4s, 2035 (Russia)		400,000	392,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,648,000	1,390,912

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		1,498,000	1,468,040

Walter Investment Management Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2021		140,000	124,950

			15,235,836
Health care (2.7%)
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021		225,000	229,500

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022		85,000	83,725

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 7 3/4s, 2019		193,000	201,106

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	192,358

Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡		$50,000	50,500

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Health care cont.
Catamaran Corp. company guaranty sr. unsec.
bonds 4 3/4s, 2021		$181,000	$181,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		90,000	90,225

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2021		30,000	31,125

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		42,000	43,470

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022		40,000	42,375

ConvaTec Finance International SA 144A sr. unsec.
notes 8 1/4s, 2019 (Luxembourg) ‡‡		200,000	203,000

ConvaTec Healthcare D SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	125,660

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022		$245,000	220,194

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024		175,000	178,500

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022		277,000	277,693

Endo Finance, LLC & Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023		158,000	154,445

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	218,838

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 4 3/4s, 2024		60,000	60,600

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	231,750

Halyard Health, Inc. 144A sr. unsec.
notes 6 1/4s, 2022		156,000	158,340

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		100,000	100,250

HCA, Inc. sr. notes 6 1/2s, 2020		541,000	605,244

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	84,360

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019		202,000	212,100

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		62,000	63,860

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡		140,000	143,080

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019		190,000	203,775

JLL/Delta Dutch Newco BV 144A sr. unsec.
notes 7 1/2s, 2022 (Netherlands)		212,000	215,180

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018		242,000	264,990

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	161,120

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.95s, 2024 R		135,000	140,486

Omnicare, Inc. sr. unsec. notes 5s, 2024		30,000	30,750

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		130,000	131,950

Par Pharmaceutical Cos., Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020		271,000	283,195

Salix Pharmaceuticals, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2021		60,000	61,200

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2024		378,000	385,560

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2022		279,000	285,975

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		215,000	224,138

Teleflex, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2024		50,000	50,000

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Health care cont.
Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021		$60,000	$60,150

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021		158,000	156,815

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018		342,000	372,780

Tenet Healthcare Corp. company
guaranty sr. notes 6s, 2020		164,000	176,108

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020		35,000	35,525

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 7s, 2020		40,000	42,200

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018		53,000	54,670

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020		160,000	167,200

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020		195,000	201,338

			7,888,403
Technology (0.9%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020		85,000	88,825

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		148,000	126,540

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		463,000	451,425

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021		79,000	93,813

First Data Corp. company guaranty sr. unsec.
notes 11 1/4s, 2021		78,000	88,530

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021		160,000	183,600

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021		139,000	148,730

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		115,000	120,175

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019		70,000	74,900

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023 R		210,000	218,400

Micron Technology, Inc. 144A sr. unsec.
notes 5 7/8s, 2022		181,000	190,050

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020
(Japan)		430,000	423,550

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019		145,000	146,450

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	306,936

			2,661,924
Transportation (0.3%)
Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018		$221,000	230,393

CHC Helicopter SA company
guaranty sr. notes 9 1/4s, 2020 (Canada)		283,500	275,704

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		268,000	265,320

			771,417
Utilities and power (2.2%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 8s, 2017		720,000	808,200

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021		180,000	203,400

AES Corp./Virginia (The) sr. unsec.
unsub. notes 4 7/8s, 2023		85,000	85,000

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		335,000	339,188

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Utilities and power cont.
Calpine Corp. 144A company guaranty sr. notes
6s, 2022		$50,000	$53,125

Calpine Corp. 144A company
guaranty sr. notes 5 7/8s, 2024		40,000	42,300

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037		290,000	322,255

Dynegy Finance I, Inc./Dynegy Finance II, Inc.
144A company guaranty sr. notes 7 5/8s, 2024		10,000	10,200

Dynegy Finance I, Inc./Dynegy Finance II, Inc.
144A company guaranty sr. notes 7 3/8s, 2022		20,000	20,350

Dynegy Finance I, Inc./Dynegy Finance II, Inc.
144A company guaranty sr. notes 6 3/4s, 2019		333,000	338,828

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019		555,000	694

El Paso Natural Gas Co., LLC sr. unsec.
debs. 8 5/8s, 2022		345,000	436,944

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s, 2022 (In default) †		170,000	201,450

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		201,000	223,110

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019		70,000	70,875

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		70,000	65,450

EP Energy, LLC/Everest Acquisition Finance, Inc.
sr. unsec. notes 9 3/8s, 2020		345,000	348,450

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		80,000	82,545

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		261,000	257,085

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	64,675

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		45,000	46,837

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		845,000	972,587

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		400,000	431,000

NRG Yield Operating LLC 144A company
guaranty sr. unsec. notes 5 3/8s, 2024		85,000	86,275

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		175,000	174,563

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	149,575

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5s, 2022		85,000	80,325

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		120,000	110,100

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022		199,000	199,995

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †		119,000	84,193

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s,
perpetual maturity (Sweden)	EUR	156,000	192,439

			6,502,013
Total corporate bonds and notes (cost $100,356,700)			$95,563,274

16 Putnam VT Diversified Income Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (25.2%)*		Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, January 1, 2045		$3,000,000	$3,356,250
4 1/2s, TBA, January 1, 2045		28,000,000	30,404,063
4s, TBA, January 1, 2045		24,000,000	25,623,749
3 1/2s, TBA, January 1, 2045		6,000,000	6,257,813
3s, TBA, January 1, 2045		8,000,000	8,096,875

Total U.S. government and agency mortgage
obligations (cost $73,247,891)			$73,738,750

U.S. TREASURY OBLIGATIONS (0.1%)*		Principal amount	Value

U.S. Treasury Bonds 3.000%, May 15, 2042 i		$25,000	$26,392

U.S. Treasury Notes
2.250%, April 30, 2021 i		33,000	33,799
0.875%, September 15, 2016 i		94,000	94,711

Total U.S. treasury obligations (cost $154,902)			$154,902

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.8%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina) (In default) †		$672,978	$585,491

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		2,270,000	2,176,930

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		4,315,000	4,269,693

Argentina (Republic of) sr. unsec.
unsub. notes Ser. 1, 8 3/4s, 2017
(Argentina) (In default) †		150,000	130,500

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		1,097,796	911,170

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		1,643,189	1,470,654

Brazil (Federal Republic of) unsec. notes 10s,
2017 (Brazil) (units)	BRL	1,350	483,849

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10 7/8s, 2021 (Argentina)		$425,000	399,500

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	235,500,000	406,341

Costa Rica (Republic of) 144A unsec. notes 7s,
2044 (Costa Rica)		$200,000	194,000

Croatia (Republic of) 144A sr. unsec. bonds 6s,
2024 (Croatia)		400,000	426,000

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	393,300

Financing of Infrastructural Projects State
Enterprise 144A govt. guaranty sr. unsec.
notes 8 3/8s, 2017 (Ukraine)		275,000	165,000

Gabon (Republic of) 144A unsec. bonds 6 3/8s,
2024 (Gabon)		400,000	378,000

Ghana (Republic of) 144A unsec. notes 8 1/2s,
2017 (Ghana)		274,000	275,518

Ghana (Republic of) 144A unsec. notes 7 7/8s,
2023 (Ghana)		947,185	873,778

Hellenic (Republic of) sr. unsec. bonds 4 3/4s,
2019 (Greece)	EUR	2,032,000	1,960,274

Hellenic (Republic of) sr. unsec. notes 3 3/8s,
2017 (Greece)	EUR	1,567,000	1,512,233

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2038 (Greece) ††	EUR	527,543	318,309

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.8%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2037 (Greece) ††	EUR	50,102	$30,313

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2036 (Greece) ††	EUR	373,051	226,080

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2035 (Greece) ††	EUR	396,222	242,294

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2034 (Greece) ††	EUR	204,967	126,776

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2033 (Greece) ††	EUR	171,524	106,765

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2032 (Greece) ††	EUR	246,577	154,556

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2031 (Greece) ††	EUR	84,480	53,463

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2030 (Greece) ††	EUR	1,075,053	691,190

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2029 (Greece) ††	EUR	127,387	82,978

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2028 (Greece) ††	EUR	897,533	593,879

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2027 (Greece) ††	EUR	232,920	157,551

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2026 (Greece) ††	EUR	1,019,402	704,899

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2025 (Greece) ††	EUR	2,594,753	1,865,689

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2024 (Greece) ††	EUR	197,427	151,253

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2023 (Greece) ††	EUR	1,033,192	792,636

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		$575,000	674,107

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		695,000	576,850

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s,
2024 (Kenya)		200,000	211,000

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		235,000	207,799

Russia (Federation of) 144A sr. unsec.
unsub. bonds 7 1/2s, 2030 (Russia)		1,271,732	1,313,063

Russia (Federation of) 144A unsec. notes 3 1/4s,
2017 (Russia)		200,000	191,700

Serbia (Republic of) 144A sr. unsec.
bonds 4 7/8s, 2020 (Serbia)		150,000	149,813

Serbia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2024 (Serbia)		82,390	83,498

Sri Lanka (Republic of) 144A notes 7.4s, 2015
(Sri Lanka)		240,000	240,710

Turkey (Republic of) sr. unsec. notes 7 1/2s,
2017 (Turkey)		1,230,000	1,375,140

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.8%)* cont.	Principal amount	Value

Turkey (Republic of) unsec. bonds 6s, 2041
(Turkey)	$975,000	$1,109,141

Ukraine (Government of) 144A sr. unsec.
notes 9 1/4s, 2017 (Ukraine)	1,805,000	1,083,000

United Mexican States sr. unsec. notes 5 3/4s,
2110 (Mexico)	220,000	236,500

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7s, 2038 (Venezuela)	265,000	107,325

Venezuela (Bolivarian Republic of) 144A
sr. unsec. unsub. bonds 13 5/8s, 2018
(Venezuela)	1,215,000	614,498

Total foreign government and agency bonds
and notes (cost $34,657,324)		$31,485,006

SENIOR LOANS (2.4%)* [c]	Principal amount	Value

Basic materials (0.1%)
Atkore International, Inc. bank term loan FRN
4 1/2s, 2021	$104,475	$102,255

WR Grace & Co. bank term loan FRN 3s, 2021	113,639	112,835

WR Grace & Co. bank term loan FRN Ser. DD, 1s,
2021 U	40,789	40,501

		255,591
Capital goods (0.1%)
Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021	311,220	302,106

		302,106
Communication services (0.2%)
Asurion, LLC bank term loan FRN 8 1/2s, 2021	148,000	146,798

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	163,801	161,173

Level 3 Financing, Inc. bank term loan FRN
Ser. B1, 4s, 2020	80,000	79,400

Level 3 Financing, Inc. bank term loan FRN
Ser. B5, 4 1/2s, 2022	125,000	125,039

		512,410
Consumer cyclicals (1.0%)
Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 6.985s, 2017	994,505	872,678

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 9 3/4s, 2017	69,650	61,153

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021	263,675	242,581

CCM Merger, Inc. bank term loan FRN Ser. B,
4 1/2s, 2021	166,716	164,216

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s,
2021 (Luxembourg)	130,000	126,588

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	227,105	209,315

iHeartCommunications, Inc. bank term loan FRN
Ser. D, 6.906s, 2019	319,000	300,059

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	134,750	129,472

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	65,367	64,877

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020	285,869	279,357

ROC Finance, LLC bank term loan FRN 5s, 2019	133,647	123,957

Univision Communications, Inc. bank term loan FRN
4s, 2020	298,316	291,157

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021	99,500	98,132

		2,963,542
Consumer staples (0.2%)
BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021
(Canada)	145,000	144,586

CEC Entertainment, Inc. bank term loan FRN
Ser. B, 4s, 2021	147,883	143,693

SENIOR LOANS (2.4%)* [c] cont.	Principal amount		Value

Consumer staples cont.
H.J. Heinz Co. bank term loan FRN Ser. B2,
3 1/2s, 2020		$153,917	$152,735

Libbey Glass, Inc. bank term loan FRN Ser. B,
3 3/4s, 2021		89,550	87,983

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2019		173,337	170,141

			699,138
Health care (0.3%)
CHS/Community Health Systems, Inc. bank term loan
FRN Ser. D, 4 1/4s, 2021		143,550	143,072

Grifols Worldwide Operations USA, Inc. bank term
loan FRN 3.156s, 2021		233,238	229,739

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4 3/4s, 2021		79,600	78,124

Par Pharmaceutical Cos., Inc. bank term loan FRN
Ser. B, 4s, 2019		89,635	87,245

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Canada)		124,688	120,791

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 3 1/2s, 2020		119,410	118,167

			777,138
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B3, 4.67s, 2017		104,078	99,676

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018		212,491	209,237

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020		183,609	182,855

First Data Corp. bank term loan FRN 4.167s, 2021		12,896	12,695

First Data Corp. bank term loan FRN Ser. B,
3.667s, 2018		121,183	118,494

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B5, 5s, 2021		320,938	319,333

			942,290
Transportation (0.1%)
Air Medical Group Holdings, Inc. bank term loan
FRN 7 5/8s, 2018 ‡‡		250,000	246,250

			246,250
Utilities and power (0.1%)
Energy Future Intermediate Holding Co., LLC bank
term loan FRN 4 1/4s, 2016		75,000	74,953

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.648s, 2017		499,637	322,206

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.648s, 2017		5,128	3,295

			400,454
Total senior loans (cost $7,423,638)			$7,098,919

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.38/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.38	$20,631,600	$205,697

2.3925/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.3925	14,413,600	150,334

2.28/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28	20,631,600	101,095

2.285/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.285	14,413,600	65,149

Barclays Bank PLC
2.43/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.43	14,413,600	187,089

2.33/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.33	14,413,600	92,247

Citibank, N.A.
2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20	20,631,600	180,733

2.528/3 month USD-LIBOR-BBA/Mar-25	Mar-15/2.528	7,206,800	153,937

2.2425/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.2425	37,838,000	129,784

18 Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)* cont.

Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
2.426/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.426	$7,185,600	$90,107

(2.4775)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.4775	37,838,000	41,243

2.322/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.322	7,185,600	41,030

Credit Suisse International
2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25	33,256,600	341,879

2.40/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.40	17,937,500	199,824

2.30/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.30	17,937,500	100,271

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	40,310,700	37,892

Goldman Sachs International
2.23/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.23	37,838,000	115,784

(2.47)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.47	37,838,000	45,027

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89	3,603,400	25,836

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94	3,603,400	14,125

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04	3,603,400	6,054

Total purchased swap options outstanding (cost $2,405,958)			$2,325,137

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/$100.37	$20,000,000	$105,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/99.41	11,000,000	28,380

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/99.22	11,000,000	24,420

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/103.13	11,000,000	660

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/102.94	11,000,000	330

Total purchased options outstanding (cost $711,797)			$158,790

PREFERRED STOCKS (0.3%)*		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		438	$437,822

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		6,980	184,132

M/I Homes, Inc. Ser. A, $2.438 pfd.		5,132	132,867

Total preferred stocks (cost $605,883)			$754,821

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R		$125,000	$158,047

Total convertible bonds and notes (cost $131,693)			$158,047

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

United Technologies Corp. $3.75 cv. pfd.		2,195	$134,619

Total convertible preferred stocks (cost $112,156)			$134,619

COMMON STOCKS (—%)*		Shares	Value

Lone Pine Resources Canada, Ltd. (Canada) † F		12,972	$519

Lone Pine Resources, Inc. Class A (Canada) † F		12,972	519

Tribune Co. Class 1C F		55,356	13,839

Total common stocks (cost $84,686)			$14,877

		Principal
SHORT-TERM INVESTMENTS (6.7%)*	amount/shares		Value

Putnam Short Term Investment Fund 0.10% L	Shares	6,212,821	$6,212,821

SSgA Prime Money Market Fund Class N 0.04% P	Shares	440,000	440,000

U.S. Treasury Bills with an effective yield
of 0.10%, July 23, 2015 # Δ §		$1,972,000	1,970,756

U.S. Treasury Bills with an effective yield
of 0.09%, June 11, 2015 #		4,000	3,999

U.S. Treasury Bills with an effective yield
of 0.06%, April 23, 2015 Δ §		130,000	129,985

U.S. Treasury Bills with an effective yield
of 0.02%, January 29, 2015 Δ		140,000	139,998

U.S. Treasury Bills with an effective yield
of 0.02%, January 2, 2015		533,000	533,000

U.S. Treasury Bills with an effective yield
of 0.01%, January 15, 2015 §		591,000	590,997

U.S. Treasury Bills with an effective yield
of 0.01%, January 8, 2015		325,000	324,999

U.S. Treasury Bills with effective yields ranging
from less than 0.01% to 0.01%,
February 5, 2015 # Δ §		7,799,000	7,798,950

U.S. Treasury Bills with effective yields ranging
from less than 0.01% to 0.01%,
January 22, 2015 # Δ §		1,373,000	1,372,993

Total short-term investments (cost $19,518,583)			$19,518,498

Total investments (cost $365,536,566)			$365,257,937

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: The rate shown is the current rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemp-
tion from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Putnam VT Diversified Income Fund 19

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $292,671,002.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 7).

At the close of the reporting period, the fund maintained liquid assets totaling $170,351,669 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	82.1%	Luxembourg	0.8%

Argentina	2.7	Brazil	0.7

Greece	2.7	Turkey	0.7

Russia	2.3	Indonesia	0.6

Venezuela	1.2	Mexico	0.5

United Kingdom	1.1	Other	3.6

Canada	1.0	Total	100.0%

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $177,560,420)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Sell	1/21/15	$61,567	$94,454	$32,887

	Canadian Dollar	Sell	1/21/15	742,167	745,188	3,021

	Chilean Peso	Sell	1/21/15	429,622	435,362	5,740

	Chinese Yuan (Offshore)	Buy	2/13/15	48,740	63,268	(14,528)

	Euro	Sell	3/18/15	752,422	784,581	32,159

	South Korean Won	Buy	2/13/15	1,565,711	1,553,889	11,822

	South Korean Won	Sell	2/13/15	1,551,353	1,563,593	12,240

Barclays Bank PLC

	Australian Dollar	Sell	1/21/15	1,462,019	1,537,051	75,032

	Canadian Dollar	Sell	1/21/15	798,952	823,229	24,277

	Chinese Yuan (Offshore)	Buy	2/13/15	3,138,096	3,170,065	(31,969)

	Japanese Yen	Sell	2/13/15	714,840	758,770	43,930

	Mexican Peso	Buy	1/21/15	1,465,858	1,596,286	(130,428)

	Mexican Peso	Sell	1/21/15	1,465,858	1,596,629	130,771

	New Zealand Dollar	Buy	1/21/15	647,656	658,608	(10,952)

	South Korean Won	Sell	2/13/15	1,551,353	1,563,593	12,240

	Swiss Franc	Sell	3/18/15	2,160,589	2,229,636	69,047

Citibank, N.A.

	Australian Dollar	Sell	1/21/15	907,513	983,742	76,229

	Brazilian Real	Buy	1/5/15	3,048,416	3,229,856	(181,440)

	Brazilian Real	Sell	1/5/15	3,048,416	3,180,056	131,640

	Brazilian Real	Sell	4/2/15	173,206	172,916	(290)

	Canadian Dollar	Sell	1/21/15	2,221,683	2,252,758	31,075

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $177,560,420) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Chilean Peso	Buy	1/21/15	$25,662	$26,907	$(1,245)

	Chilean Peso	Sell	1/21/15	25,662	25,967	305

	Euro	Sell	3/18/15	1,257,105	1,328,755	71,650

	Japanese Yen	Sell	2/13/15	613,683	668,047	54,364

	Mexican Peso	Buy	1/21/15	1,285,077	1,302,269	(17,192)

	New Zealand Dollar	Buy	1/21/15	1,690,214	1,703,888	(13,674)

	Norwegian Krone	Sell	3/18/15	846,994	911,207	64,213

	Swiss Franc	Sell	3/18/15	1,393,928	1,431,927	37,999

Credit Suisse International

	Australian Dollar	Sell	1/21/15	739,612	737,745	(1,867)

	British Pound	Buy	3/18/15	1,468,289	1,471,484	(3,195)

	Canadian Dollar	Sell	1/21/15	859,868	892,071	32,203

	Euro	Sell	3/18/15	4,763,000	4,864,633	101,633

	Indian Rupee	Buy	2/13/15	1,598,040	1,634,539	(36,499)

	Japanese Yen	Buy	2/13/15	104,497	120,734	(16,237)

	Mexican Peso	Buy	1/21/15	162,858	177,357	(14,499)

	Mexican Peso	Sell	1/21/15	162,858	178,474	15,616

	New Zealand Dollar	Buy	1/21/15	2,359,291	2,367,899	(8,608)

	Norwegian Krone	Sell	3/18/15	494,209	575,617	81,408

	Swedish Krona	Buy	3/18/15	264,170	278,236	(14,066)

	Swiss Franc	Sell	3/18/15	1,393,928	1,431,989	38,061

Deutsche Bank AG

	Australian Dollar	Sell	1/21/15	92,390	119,916	27,526

	British Pound	Sell	3/18/15	733,366	738,417	5,051

	Canadian Dollar	Sell	1/21/15	1,542,152	1,584,012	41,860

	Euro	Sell	3/18/15	3,023,372	3,098,558	75,186

	New Zealand Dollar	Buy	1/21/15	2,283,270	2,286,056	(2,786)

	Norwegian Krone	Sell	3/18/15	2,024,866	2,177,186	152,320

	Polish Zloty	Buy	3/18/15	765,895	807,286	(41,391)

	Turkish Lira	Buy	3/18/15	1,493,648	1,591,969	(98,321)

Goldman Sachs International

	Australian Dollar	Sell	1/21/15	907,432	972,765	65,333

	Canadian Dollar	Sell	1/21/15	1,672,156	1,711,351	39,195

	Euro	Sell	3/18/15	3,722,880	3,857,695	134,815

	Japanese Yen	Buy	2/13/15	112,662	84,039	28,623

	New Zealand Dollar	Buy	1/21/15	1,554,141	1,558,606	(4,465)

	Norwegian Krone	Sell	3/18/15	688,363	740,518	52,155

	Swedish Krona	Sell	3/18/15	181,767	175,251	(6,516)

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/21/15	870,818	932,291	61,473

	British Pound	Buy	3/18/15	728,537	730,833	(2,296)

	Canadian Dollar	Buy	1/21/15	1,483,216	1,502,256	(19,040)

	Canadian Dollar	Sell	1/21/15	1,483,216	1,500,773	17,557

	Chinese Yuan (Offshore)	Buy	2/13/15	1,141,952	1,154,459	(12,507)

	Euro	Sell	3/18/15	3,379,725	3,478,133	98,408

	Japanese Yen	Sell	2/13/15	338,823	370,975	32,152

	New Zealand Dollar	Buy	1/21/15	734,114	731,078	3,036

	Swedish Krona	Buy	3/18/15	428,344	458,395	(30,051)

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	1/21/15	2,178,962	2,208,481	29,519

	Brazilian Real	Buy	1/5/15	2,965,465	3,158,126	(192,661)

	Brazilian Real	Sell	1/5/15	2,965,465	3,077,790	112,325

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $177,560,420) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	British Pound	Buy	3/18/15	$151,252	$153,948	$(2,696)

	Canadian Dollar	Sell	1/21/15	2,968,066	3,025,477	57,411

	Euro	Buy	3/18/15	556,507	550,074	6,433

	Indian Rupee	Buy	2/13/15	1,497,715	1,503,019	(5,304)

	Japanese Yen	Sell	2/13/15	686,858	690,335	3,477

	Malaysian Ringgit	Sell	2/13/15	1,466,540	1,533,127	66,587

	Mexican Peso	Buy	1/21/15	1,435,895	1,452,121	(16,226)

	New Taiwan Dollar	Sell	2/13/15	1,600,003	1,659,605	59,602

	New Zealand Dollar	Buy	1/21/15	164,037	218,551	(54,514)

	Norwegian Krone	Sell	3/18/15	1,226,946	1,319,889	92,943

	Russian Ruble	Buy	3/18/15	122,865	129,150	(6,285)

	Russian Ruble	Sell	3/18/15	122,865	138,523	15,658

	Singapore Dollar	Sell	2/13/15	1,510,562	1,534,771	24,209

	Swedish Krona	Buy	3/18/15	12,510	17,999	(5,489)

	Swiss Franc	Sell	3/18/15	2,643,931	2,721,221	77,290

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/21/15	2,942,630	2,995,174	(52,544)

	Australian Dollar	Sell	1/21/15	2,923,059	3,005,112	82,053

	British Pound	Buy	3/18/15	389,425	393,344	(3,919)

	Canadian Dollar	Sell	1/21/15	1,480,291	1,512,145	31,854

	Euro	Sell	3/18/15	4,797,388	4,914,751	117,363

	New Zealand Dollar	Buy	1/21/15	1,555,854	1,561,486	(5,632)

	Norwegian Krone	Sell	3/18/15	1,465,850	1,561,724	95,874

	Singapore Dollar	Sell	2/13/15	1,514,635	1,545,744	31,109

	Swedish Krona	Buy	3/18/15	16,475	30,885	(14,410)

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/21/15	3,566,448	3,744,560	(178,112)

	Australian Dollar	Sell	1/21/15	3,566,448	3,764,470	198,022

	Brazilian Real	Buy	1/5/15	2,979,272	3,175,676	(196,404)

	Brazilian Real	Sell	1/5/15	2,979,272	3,055,224	75,952

	British Pound	Buy	3/18/15	41,590	30,743	10,847

	Canadian Dollar	Sell	1/21/15	1,166,681	1,218,439	51,758

	Euro	Buy	3/18/15	525,509	499,486	26,023

	Israeli Shekel	Sell	1/21/15	1,512,273	1,576,013	63,740

	Japanese Yen	Buy	2/13/15	1,429,681	1,498,281	(68,600)

	Japanese Yen	Sell	2/13/15	1,429,681	1,484,601	54,920

	Malaysian Ringgit	Sell	2/13/15	1,442,222	1,452,593	10,371

	Mexican Peso	Buy	1/21/15	1,605,937	1,730,199	(124,262)

	Mexican Peso	Sell	1/21/15	1,605,937	1,722,669	116,732

	New Taiwan Dollar	Sell	2/13/15	25,683	26,648	965

	New Zealand Dollar	Buy	1/21/15	857,024	887,263	(30,239)

	Norwegian Krone	Sell	3/18/15	710,189	751,111	40,922

	Singapore Dollar	Sell	2/13/15	149,865	154,060	4,195

	Swiss Franc	Sell	3/18/15	2,180,833	2,246,957	66,124

	Turkish Lira	Buy	3/18/15	1,466,900	1,558,076	(91,176)

UBS AG

	Australian Dollar	Sell	1/21/15	1,203,033	1,278,515	75,482

	British Pound	Sell	3/18/15	241,288	242,093	805

	Canadian Dollar	Sell	1/21/15	1,962,450	2,029,327	66,877

	Euro	Sell	3/18/15	2,691,841	2,750,174	58,333

	Hungarian Forint	Buy	3/18/15	1,430,805	1,511,411	(80,606)

	Hungarian Forint	Sell	3/18/15	1,430,805	1,526,439	95,634

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $177,560,420) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Japanese Yen	Sell	2/13/15	$711,333	$717,091	$5,758

	New Zealand Dollar	Buy	1/21/15	730,610	724,999	5,611

WestPac Banking Corp.

	Australian Dollar	Sell	1/21/15	886,474	973,892	87,418

	Canadian Dollar	Sell	1/21/15	2,576,763	2,672,264	95,501

	Euro	Sell	3/18/15	3,220,376	3,325,114	104,738

	New Zealand Dollar	Buy	1/21/15	1,579,222	1,618,349	(39,127)

	South Korean Won	Buy	2/13/15	1,529,228	1,515,018	14,210

Total						$2,376,629

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/14	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	156	$24,592,673	Mar-15	$(108,428)

Euro-Bund 10 yr (Long)	100	18,861,052	Mar-15	150,857

Euro-Buxl 30 yr (Short)	17	3,188,071	Mar-15	(146,104)

U.S. Treasury Bond 30 yr
(Long)	17	2,457,563	Mar-15	25,311

U.S. Treasury Bond Ultra
30 yr (Short)	11	1,817,063	Mar-15	(82,349)

U.S. Treasury Note 5 yr
(Long)	128	15,223,000	Mar-15	(12,159)

U.S. Treasury Note 10 yr
(Short)	181	22,950,234	Mar-15	(148,141)

Total				$(321,013)

WRITTEN SWAP OPTIONS OUTSTANDING
at 12/31/14
(premiums $3,165,717)
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.50)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.50	$14,413,600	$269,534

(2.48)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.48	20,631,600	351,356

Barclays Bank PLC
(2.53)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.53	14,413,600	306,289

Citibank, N.A.
(2.28)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.28	7,206,800	8,648

2.36/3 month USD-LIBOR-BBA/
Jan-25	Jan-15/2.36	18,919,000	70,000

(2.53)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.53	7,185,600	152,694

(2.53)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.53	7,206,800	156,099

(2.36)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.36	18,919,000	163,839

Credit Suisse International
(2.51)/3 month
USD-LIBOR-BBA/Jan-25	Jan-15/2.51	17,937,500	348,167

Goldman Sachs International
(2.49)/3 month
USD-LIBOR-BBA/Feb-45	Feb-15/2.49	3,603,400	17,981

2.84/3 month
USD-LIBOR-BBA/Feb-45	Feb-15/2.84	3,603,400	30,593

WRITTEN SWAP OPTIONS OUTSTANDING
at 12/31/14
(premiums $3,165,717) cont.
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International cont.
2.35/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	$18,919,000	$76,433

(2.35)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	18,919,000	153,055

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,360,171

Total			$3,464,859

WRITTEN OPTIONS
OUTSTANDING at 12/31/14	Expiration	Contract
(premiums $655,469)	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/$99.42	$20,000,000	$52,200

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	20,000,000	24,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	11,000,000	13,860

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	11,000,000	11,770

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	11,000,000	6,380

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	11,000,000	5,390

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/102.13	11,000,000	11

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	11,000,000	11

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	11,000,000	11

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	11,000,000	11

Total			$113,644

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/14 (proceeds receivable
$11,728,477)	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
4 1/2s, January 1, 2045	$6,000,000	1/14/15	$6,515,157

Federal National Mortgage Association,
4s, January 1, 2045	1,000,000	1/14/15	1,067,656

Federal National Mortgage Association,
3 1/2s, January 1, 2045	4,000,000	1/14/15	4,171,875

Total			$11,754,688

Putnam VT Diversified Income Fund 23

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
AUD	7,219,000 E	$—	7/31/24	4.5175%	6 month AUD-BBR-	$(210,761)
					BBSW

AUD	1,354,000 E	—	8/6/24	4.63%	6 month AUD-BBR-	(44,416)
					BBSW

AUD	9,946,000 E	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	183,908

AUD	5,370,000	—	12/05/24	6 month AUD-BBR-BBSW	3.4525%	123,088

AUD	1,333,000	—	12/05/24	6 month AUD-BBR-BBSW	3.4575%	31,037

NOK	8,490,000	—	12/29/24	6 month NOK-NIBOR-NIBR	2.045%	14,121

NZD	4,215,000	—	10/29/24	3 month NZD-BBR-FRA	4.42025%	88,706

Credit Suisse International
AUD	4,076,000 E	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	70,756

CAD	3,310,000	—	10/30/24	3 month CAD-BA-CDOR	2.495%	66,938

CHF	547,000	—	10/27/24	6 month CHF-LIBOR-BBA	0.785%	16,232

CHF	511,000	—	10/28/24	6 month CHF-LIBOR-BBA	0.765%	14,137

NOK	9,912,000	—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	47,658

NOK	2,664,000	—	12/30/24	6 month NOK-NIBOR-NIBR	2.005%	3,123

SEK	19,922,000	—	11/11/19	0.78%	3 month SEK-STIBOR-	(20,954)
					SIDE

SEK	10,333,000	—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	32,684

Deutsche Bank AG
NOK	9,912,000	—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	47,658

PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-	(542,728)
					WIBO

PLN	5,065,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-	(273,399)
					WIBO

PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-	(229,276)
					WIBO

PLN	49,942,000	—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	128,816

Goldman Sachs International
AUD	1,956,000 E	—	8/6/24	4.525%	6 month AUD-BBR-	(57,379)
					BBSW

KRW	2,937,000,000	—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	11,928

KRW	4,526,000,000	—	11/05/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(5,789)

KRW	1,442,000,000	—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	(1,546)

NOK	4,956,000	—	11/05/24	6 month NOK-NIBOR-NIBR	2.315%	25,410

NOK	4,956,000	—	11/05/24	6 month NOK-NIBOR-NIBR	2.32%	25,722

NOK	2,664,000	—	12/31/24	6 month NOK-NIBOR-NIBR	1.955%	1,466

NOK	9,912,000	—	11/06/24	6 month NOK-NIBOR-NIBR	2.32%	51,340

NZD	854,000	—	10/31/24	3 month NZD-BBR-FRA	4.425%	18,211

NZD	1,068,000	—	10/31/24	3 month NZD-BBR-FRA	4.42%	22,434

NZD	1,068,000	—	11/3/24	3 month NZD-BBR-FRA	4.415%	22,081

SEK	20,586,000	—	10/27/24	3 month SEK-STIBOR-SIDE	1.6025%	95,222

SEK	17,187,000	—	10/29/24	3 month SEK-STIBOR-SIDE	1.58%	74,812

SEK	21,000,000	—	11/10/19	0.775%	3 month SEK-STIBOR-	(21,478)
					SIDE

SEK	10,665,000	—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	32,151

JPMorgan Chase Bank N.A.
AUD	3,633,000 E	—	8/6/24	4.5175%	6 month AUD-BBR-	(105,675)
					BBSW

CAD	3,397,000	—	10/30/24	3 month CAD-BA-CDOR	2.5025%	70,724

KRW	2,937,000,000	—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(3,783)

KRW	1,442,000,000	—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	3,153

KRW	1,442,000,000	—	11/04/19	3 month KRW-CD-KSDA-BLOOMBERG	2.195%	33

24 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
MXN	21,090,000	$—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	$512

NZD	1,255,000	—	11/4/24	3 month NZD-BBR-FRA	4.38%	23,088

SEK	19,656,000	—	11/10/19	0.78%	3 month SEK-STIBOR-	(20,727)
					SIDE

SEK	10,227,000	—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	31,777

SEK	10,227,000	—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	31,722

SEK	19,656,000	—	11/11/19	0.775%	3 month SEK-STIBOR-	(20,052)
					SIDE

Total		$—				$(147,315)

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14

	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$241,813,000 E	$1,011,902	3/18/17	1.25%	3 month	$105,828
				USD-LIBOR-BBA

142,961,000 E	2,604,075	3/18/20	2.25%	3 month	58,797
				USD-LIBOR-BBA

38,558,000 E	2,209,744	3/18/25	3.00%	3 month	(50,873)
				USD-LIBOR-BBA

7,661,000 E	(1,242,496)	3/18/45	3 month USD-LIBOR-BBA	3.50%	29,322

19,315,000 E	(11,393)	12/16/17	1.835%	3 month	(61,998)
				USD-LIBOR-BBA

40,830,000 E	(227)	12/16/17	1.897%	3 month	(157,014)
				USD-LIBOR-BBA

20,476,000 E	(114)	12/16/17	1.86625%	3 month	(66,354)
				USD-LIBOR-BBA

34,100,000 E	(189)	12/16/17	1.905%	3 month	(136,487)
				USD-LIBOR-BBA

8,308,000 E	(46)	12/16/17	1.8625%	3 month	(26,308)
				USD-LIBOR-BBA

58,882,000 E	(83,750)	12/16/17	1.882%	3 month	(292,488)
				USD-LIBOR-BBA

27,049,000 E	(150)	12/16/17	3 month USD-LIBOR-BBA	1.80%	52,082

19,132,000 E	(154)	12/16/18	2.34%	3 month	(228,667)
				USD-LIBOR-BBA

14,349,000 E	(116)	12/16/18	2.3795%	3 month	(188,030)
				USD-LIBOR-BBA

9,172,000	(37)	12/19/19	1.742%	3 month	8,400
				USD-LIBOR-BBA

27,296,000 E	(151)	12/16/17	3 month USD-LIBOR-BBA	1.924%	119,159

4,783,000 E	(39)	12/16/18	2.337%	3 month	(56,746)
				USD-LIBOR-BBA

8,639,000 E	(70)	12/16/18	2.0025%	3 month	(18,151)
				USD-LIBOR-BBA

18,855,000 E	(10,438)	12/16/18	1.9525%	3 month	(22,392)
				USD-LIBOR-BBA

16,698,500 E	(187)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	207,793

16,698,500 E	(187)	10/22/24	3 month USD-LIBOR-BBA	3.145%	205,071

2,104,000 E	(277,545)	3/18/45	3 month USD-LIBOR-BBA	3.40%	26,616

2,096,000 E	94,347	3/18/25	2.90%	3 month	(9,432)
				USD-LIBOR-BBA

11,557,000	(93)	12/19/19	1.7285%	3 month	18,103
				USD-LIBOR-BBA

9,172,000	(37)	12/19/19	1.734%	3 month	11,956
				USD-LIBOR-BBA

Putnam VT Diversified Income Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	2,193,000 E	$14,728	3/18/17	0.50%	6 month	$(1,969)
					EUR-EURIBOR-
					REUTERS

EUR	7,995,000 E	(148,873)	3/18/20	6 month EUR-EURIBOR-REUTERS	0.75%	28,506

EUR	3,035,000 E	(192,171)	3/18/25	6 month EUR-EURIBOR-REUTERS	1.50%	42,936

EUR	2,511,000 E	(421,003)	3/18/35	6 month EUR-EURIBOR-REUTERS	2.25%	87,121

EUR	312,000 E	61,396	3/18/45	2.25%	6 month	(12,814)
					EUR-EURIBOR-
					REUTERS

EUR	12,500,500 E	(179)	10/22/24	1.75%	6 month	(367,262)
					EUR-EURIBOR-
					REUTERS

EUR	12,500,500 E	(179)	10/22/24	1.757%	6 month	(372,420)
					EUR-EURIBOR-
					REUTERS

GBP	14,807,000 E	412,802	3/18/17	2.00%	6 month	(42,254)
					GBP-LIBOR-BBA

GBP	13,097,000 E	(855,836)	3/18/20	6 month GBP-LIBOR-BBA	2.50%	130,621

GBP	12,529,000 E	1,694,980	3/18/25	3.00%	6 month	(350,702)
					GBP-LIBOR-BBA

GBP	3,130,000 E	(895,735)	3/18/45	6 month GBP-LIBOR-BBA	3.25%	232,984

JPY	33,102,000	(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	35,285

JPY	64,818,000	(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	68,559

JPY	1,817,500,000	(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	87,753

JPY	397,700,000	(69)	3/14/44	1.795%	6 month	(421,013)
					JPY-LIBOR-BBA

JPY	32,090,000	(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	34,300

JPY	37,000,000	(11)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	14,366

JPY	219,000,000	(66)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	81,380

JPY	1,143,000,000	(81)	11/07/19	0.2475%	6 month	(15,819)
					JPY-LIBOR-BBA

JPY	674,500,000	(48)	11/07/19	0.25%	6 month	(10,037)
					JPY-LIBOR-BBA

JPY	11,690,000	(4)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	4,409

Total		$3,962,190				$(1,217,883)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$2,839,500 E	$—	6/24/24	(2.865%)	USA Non Revised	$(72,720)
				Consumer Price
				Index-Urban (CPI-U)

Barclays Bank PLC
372,728	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(44)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

983,700	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(2,400)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

716,785	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(84)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

657,347	—	1/12/41	5.00% (1 month	Synthetic MBX Index	231
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

26 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$7,525,237	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(20,708)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,003,152	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,101)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

258,558	—	1/12/40	4.00% (1 month	Synthetic MBX Index	885
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

404,770	—	1/12/41	5.00% (1 month	Synthetic MBX Index	142
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,833,392	—	1/12/41	5.00% (1 month	Synthetic MBX Index	996
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

621,451	—	1/12/39	6.00% (1 month	Synthetic TRS Index	111
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,747,350	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,449)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,163,497	—	1/12/41	5.00% (1 month	Synthetic MBX Index	761
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

666,730	—	1/12/40	4.00% (1 month	Synthetic MBX Index	2,281
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

84,557	—	1/12/38	6.50% (1 month	Synthetic TRS Index	51
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

275,649	—	1/12/41	5.00% (1 month	Synthetic MBX Index	97
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

325,998	—	1/12/41	5.00% (1 month	Synthetic MBX Index	64
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,023,851	—	1/12/41	5.00% (1 month	Synthetic MBX Index	711
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,362,936	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,470)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,484,260	—	1/12/40	4.00% (1 month	Synthetic MBX Index	5,079
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

292,448	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(34)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,299,178	—	1/12/40	4.50% (1 month	Synthetic MBX Index	6,314
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

9,269,644	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,259
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,919,825	—	1/12/41	5.00% (1 month	Synthetic MBX Index	675
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

326,581	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(38)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,058,931	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$(124)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

767,848	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(90)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,172,970	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(10,625)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

823,590	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(1,495)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

632,265	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(685)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

316,172	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(343)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

316,172	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(343)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

634,490	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(688)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,647,909	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,786)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

634,490	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(688)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

347,020	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(955)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

952,626	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,821)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

573,242	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,096)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

605,941	—	1/12/41	5.00% (1 month	Synthetic MBX Index	213
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

727,343	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,390)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,325,434	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,375)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

949,942	—	1/12/38	6.50% (1 month	Synthetic TRS Index	568
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

136,270	—	1/12/38	6.50% (1 month	Synthetic TRS Index	81
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,266,834	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,373)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

334,674	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(852)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,915,373	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$3,065
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	482,081	—	1/12/41	5.00% (1 month	Synthetic MBX Index	169
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Citibank, N.A.
	1,231,716	—	1/12/41	5.00% (1 month	Synthetic MBX Index	433
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	2,833,392	—	1/12/41	5.00% (1 month	Synthetic MBX Index	996
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,927,516	—	1/12/41	5.00% (1 month	Synthetic MBX Index	678
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	3,356,000	—	10/3/16	1.631%	USA Non Revised	73,668
					Consumer Price
					Index-Urban (CPI-U)

EUR	8,440,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP	(420,564)
					excluding tobacco

EUR	4,400,000	—	2/21/24	1.69%	Eurostat Eurozone HICP	385,474
					excluding tobacco

Credit Suisse International
	$809,541	—	1/12/41	5.00% (1 month	Synthetic MBX Index	285
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	868,464	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,211)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,324,817	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,533)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	1,348,290	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	2,157
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	1,485,507	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	2,377
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	1,295,284	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,476)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	2,470,542	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(4,723)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

EUR	2,430,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP	(114,571)
					excluding tobacco

EUR	8,440,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP	(413,405)
					excluding tobacco

EUR	4,400,000	—	2/20/24	1.68%	Eurostat Eurozone HICP	375,815
					excluding tobacco

EUR	2,430,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP	(114,765)
					excluding tobacco

GBP	2,055,000	—	3/20/19	3.05%	GBP Non-revised UK	72,322
					Retail Price Index

GBP	2,055,000	—	3/25/19	3.0413%	GBP Non-revised UK	70,785
					Retail Price Index

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Deutsche Bank AG
$868,464	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(2,211)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,839,500 E	—	6/24/24	2.415%	USA Non Revised	15,944
				Consumer Price
				Index-Urban (CPI-U)

3,356,000	—	12/30/16	(0.83%)	USA Non Revised	(1,500)
				Consumer Price
				Index-Urban (CPI-U)

Goldman Sachs International
1,141,225	—	1/12/39	6.00% (1 month	Synthetic TRS Index	205
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

394,046	—	1/12/38	6.50% (1 month	Synthetic TRS Index	235
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,441,600	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(5,957)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,441,600	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(5,957)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

608,241	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,549)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

228,485	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(582)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

166,900	—	1/12/39	6.00% (1 month	Synthetic TRS Index	30
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,692,057	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(5,182)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

437,820	—	1/12/39	6.00% (1 month	Synthetic TRS Index	78
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

875,559	—	1/12/39	6.00% (1 month	Synthetic TRS Index	157
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

424,679	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,081)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

833,252	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,122)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

509,552	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,297)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

39,081	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(100)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

104,137	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(265)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

27,949	—	1/12/38	6.50% (1 month	Synthetic TRS Index	17
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$534,421	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$319
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,179,243	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(7,757)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

447,115	—	1/12/39	6.00% (1 month	Synthetic TRS Index	80
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,748,249	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(6,705)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,985,563	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,464)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,972,041	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	3,156
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
3,917,154	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,780)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,973,917	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,184)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,985,563	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,464)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,972,041	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	3,155
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Total	$—				$(250,063)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$20,577	$361,000	5/11/63	300 bp	$21,726

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	22,656

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	11,103

CMBX NA BBB– Index	BBB–/P	5,468	80,000	5/11/63	300 bp	5,723

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	35,808	323,000	5/11/63	300 bp	36,836

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	33,609	819,000	5/11/63	300 bp	36,216

CMBX NA BBB– Index	BBB–/P	38,549	503,000	5/11/63	300 bp	40,150

CMBX NA BBB– Index	BBB–/P	6,960	395,000	5/11/63	300 bp	8,217

CMBX NA BBB– Index	BBB–/P	11,988	394,000	5/11/63	300 bp	13,243

CMBX NA BBB– Index	BBB–/P	25,590	389,000	5/11/63	300 bp	26,828

CMBX NA BBB– Index	BBB–/P	30,042	388,000	5/11/63	300 bp	31,277

CMBX NA BBB– Index	BBB–/P	30,800	386,000	5/11/63	300 bp	32,028

CMBX NA BBB– Index	BBB–/P	5,900	384,000	5/11/63	300 bp	7,122

CMBX NA BBB– Index	BBB–/P	41,920	371,000	5/11/63	300 bp	43,099

CMBX NA BBB– Index	BBB–/P	25,423	349,000	5/11/63	300 bp	26,534

Putnam VT Diversified Income Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 cont.

Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$23,720	$298,000	5/11/63	300 bp	$24,668

CMBX NA BBB– Index	BBB–/P	3,111	268,000	5/11/63	300 bp	3,965

CMBX NA BBB– Index	BBB–/P	2,947	154,000	5/11/63	300 bp	3,437

CMBX NA BBB– Index	BBB–/P	(345)	81,000	5/11/63	300 bp	(87)

CMBX NA BBB– Index	BBB–/P	(49)	75,000	5/11/63	300 bp	190

CMBX NA BBB– Index	BBB–/P	127	39,000	5/11/63	300 bp	252

CMBX NA BBB– Index	BBB–/P	89	39,000	5/11/63	300 bp	213

CMBX NA BBB– Index	BBB–/P	96	21,000	5/11/63	300 bp	163

CMBX NA BBB– Index	BBB–/P	32	14,000	5/11/63	300 bp	77

CMBX NA BBB– Index	BBB–/P	512	21,000	1/17/47	300 bp	274

CMBX NA BBB– Index	BBB–/P	1,568	40,000	1/17/47	300 bp	1,115

CMBX NA BBB– Index	BBB–/P	2,409	119,000	1/17/47	300 bp	1,063

CMBX NA BB Index	—	1,820	91,000	5/11/63	(500 bp)	1,422

CMBX NA BB Index	—	(1,037)	135,000	5/11/63	(500 bp)	(1,627)

CMBX NA BB Index	—	(1,293)	135,000	5/11/63	(500 bp)	(1,884)

CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	(1,835)

CMBX NA BB Index	—	2,799	181,000	5/11/63	(500 bp)	2,008

CMBX NA BB Index	—	4,806	182,000	5/11/63	(500 bp)	4,010

CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(6,573)

CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	(3,906)

CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(7,107)

CMBX NA BBB– Index	BBB–/P	(6,149)	499,000	5/11/63	300 bp	(4,560)

CMBX NA BBB– Index	BBB–/P	(7,494)	497,000	5/11/63	300 bp	(5,911)

CMBX NA BBB– Index	BBB–/P	(9,506)	491,000	5/11/63	300 bp	(7,943)

CMBX NA BBB– Index	BBB–/P	609	459,000	5/11/63	300 bp	2,070

CMBX NA BBB– Index	BBB–/P	1,482	320,000	5/11/63	300 bp	2,501

CMBX NA BBB– Index	BBB–/P	(3,194)	318,000	5/11/63	300 bp	(2,182)

CMBX NA BBB– Index	BBB–/P	174	262,000	5/11/63	300 bp	1,008

CMBX NA BBB– Index	BBB–/P	6,163	259,000	5/11/63	300 bp	6,987

CMBX NA BBB– Index	BBB–/P	1,191	257,000	5/11/63	300 bp	2,009

CMBX NA BBB– Index	BBB–/P	1,554	256,000	5/11/63	300 bp	2,369

CMBX NA BBB– Index	BBB–/P	176	254,000	5/11/63	300 bp	985

CMBX NA BBB– Index	BBB–/P	880	254,000	5/11/63	300 bp	1,688

CMBX NA BBB– Index	BBB–/P	(4,462)	247,000	5/11/63	300 bp	(3,676)

CMBX NA BBB– Index	BBB–/P	(745)	220,000	5/11/63	300 bp	(44)

CMBX NA BBB– Index	BBB–/P	10,529	220,000	5/11/63	300 bp	11,229

CMBX NA BBB– Index	BBB–/P	591	219,000	5/11/63	300 bp	1,288

CMBX NA BBB– Index	BBB–/P	(2,013)	215,000	5/11/63	300 bp	(1,328)

CMBX NA BBB– Index	BBB–/P	(2,144)	214,000	5/11/63	300 bp	(1,463)

CMBX NA BBB– Index	BBB–/P	(707)	212,000	5/11/63	300 bp	(32)

CMBX NA BBB– Index	BBB–/P	(709)	212,000	5/11/63	300 bp	(34)

CMBX NA BBB– Index	BBB–/P	2,491	209,000	5/11/63	300 bp	3,156

CMBX NA BBB– Index	BBB–/P	2,078	209,000	5/11/63	300 bp	2,743

CMBX NA BBB– Index	BBB–/P	(1,741)	208,000	5/11/63	300 bp	(1,078)

CMBX NA BBB– Index	BBB–/P	(1,040)	109,000	5/11/63	300 bp	(693)

CMBX NA BBB– Index	BBB–/P	(639)	106,000	5/11/63	300 bp	(301)

CMBX NA BBB– Index	BBB–/P	259	6,000	5/11/63	300 bp	278

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(2,760)	399,000	5/11/63	300 bp	(1,489)

CMBX NA BBB– Index	BBB–/P	55	21,000	5/11/63	300 bp	122

CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	1,660

32 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BB Index	—	$(1,297)	$135,000	5/11/63	(500 bp)	$(1,887)

CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	(2,741)

CMBX NA BBB– Index	BBB–/P	(4,116)	247,000	5/11/63	300 bp	(3,329)

CMBX NA BBB– Index	BBB–/P	2,719	238,000	5/11/63	300 bp	3,476

CMBX NA BBB– Index	BBB–/P	1,271	213,000	5/11/63	300 bp	1,949

CMBX NA BBB– Index	BBB–/P	(1,993)	213,000	5/11/63	300 bp	(1,315)

CMBX NA BBB– Index	BBB–/P	(2,136)	213,000	5/11/63	300 bp	(1,458)

CMBX NA BBB– Index	BBB–/P	(2,136)	213,000	5/11/63	300 bp	(1,458)

CMBX NA BBB– Index	BBB–/P	(851)	212,000	5/11/63	300 bp	(176)

CMBX NA BBB– Index	BBB–/P	(1,671)	208,000	5/11/63	300 bp	(1,009)

CMBX NA BBB– Index	BBB–/P	(1,189)	109,000	5/11/63	300 bp	(842)

CMBX NA BBB– Index	BBB–/P	(83)	31,000	5/11/63	300 bp	16

Total		$345,178				$383,181

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

Putnam VT Diversified Income Fund 33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,839

Energy	—	—	1,038

Total common stocks	—	—	14,877

Convertible bonds and notes	—	158,047	—

Convertible preferred stocks	—	134,619	—

Corporate bonds and notes	—	95,563,266	8

Foreign government and agency bonds and notes	—	31,485,006	—

Mortgage-backed securities	—	134,152,297	—

Preferred stocks	184,132	570,689	—

Purchased options outstanding	—	158,790	—

Purchased swap options outstanding	—	2,325,137	—

Senior loans	—	7,098,919	—

U.S. government and agency mortgage obligations	—	73,738,750	—

U.S. treasury obligations	—	154,902	—

Short-term investments	6,652,821	12,865,677	—

Totals by level	$6,836,953	$358,406,099	$14,885

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,376,629	$—

Futures contracts	(321,013)	—	—

Written options outstanding	—	(113,644)	—

Written swap options outstanding	—	(3,464,859)	—

TBA sale commitments	—	(11,754,688)	—

Interest rate swap contracts	—	(5,327,388)	—

Total return swap contracts	—	(250,063)	—

Credit default contracts	—	38,003	—

Totals by level	$(321,013)	$(18,496,010)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Diversified Income Fund

Statement of assets and liabilities
12/31/14

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $359,323,745)	$359,045,116

Affi liated issuers (identified cost $6,212,821) (Note 5)	6,212,821

Cash	35,743

Foreign currency (cost $84) (Note 1)	84

Interest and other receivables	4,114,487

Receivable for shares of the fund sold	222,692

Receivable for investments sold	161,757

Receivable for sales of delayed delivery securities (Note 1)	13,458,879

Receivable for variation margin (Note 1)	154,987

Unrealized appreciation on forward currency contracts (Note 1)	4,258,897

Unrealized appreciation on OTC swap contracts (Note 1)	2,895,916

Premium paid on OTC swap contracts (Note 1)	77,863

Total assets	390,639,242

Liabilities

Payable for investments purchased	548,715

Payable for purchases of delayed delivery securities (Notes 1, 6 and 7)	75,095,825

Payable for shares of the fund repurchased	326,618

Payable for compensation of Manager (Note 2)	134,970

Payable for custodian fees (Note 2)	23,594

Payable for investor servicing fees (Note 2)	24,638

Payable for Trustee compensation and expenses (Note 2)	141,426

Payable for administrative services (Note 2)	1,978

Payable for distribution fees (Note 2)	40,695

Payable for variation margin (Note 1)	302,219

Unrealized depreciation on OTC swap contracts (Note 1)	2,910,113

Premium received on OTC swap contracts (Note 1)	423,041

Unrealized depreciation on forward currency contracts (Note 1)	1,882,268

Written options outstanding, at value (premiums $3,821,186) (Notes 1 and 3)	3,578,503

TBA sale commitments, at value (proceeds receivable $11,728,477) (Note 1)	11,754,688

Collateral on certain derivative contracts, at value (Note 1)	594,902

Other accrued expenses	184,047

Total liabilities	97,968,240

Net assets	$292,671,002

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$361,154,298

Undistributed net investment income (Note 1)	22,003,415

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(91,228,201)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	741,490

Total — Representing net assets applicable to capital shares outstanding	$292,671,002

Computation of net asset value Class IA

Net assets	$103,063,357

Number of shares outstanding	14,691,740

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.02

Computation of net asset value Class IB

Net assets	$189,607,645

Number of shares outstanding	27,036,362

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.01

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 35

Statement of operations
Year ended 12/31/14

Investment income

Interest (net of foreign tax of $496 ) (including interest income of $5,561 from investments in affiliated issuers) (Note 5)	$19,949,454

Dividends	70,113

Total investment income	20,019,567

Expenses

Compensation of Manager (Note 2)	1,794,113

Investor servicing fees (Note 2)	332,158

Custodian fees (Note 2)	100,933

Trustee compensation and expenses (Note 2)	13,473

Distribution fees (Note 2)	544,200

Administrative services (Note 2)	8,115

Other	276,554

Total expenses	3,069,546
Expense reduction (Note 2)	—

Net expenses	3,069,546

Net investment income	16,950,021
Net realized gain on investments (Notes 1 and 3)	6,061,745

Net realized loss on swap contracts (Note 1)	(4,221,253)

Net realized loss on futures contracts (Note 1)	(4,858,555)

Net realized gain on foreign currency transactions (Note 1)	4,780,216

Net realized gain on written options (Notes 1 and 3)	2,995,481

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	3,061,693

Net unrealized depreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the year	(22,247,823)

Net loss on investments	(14,428,496)

Net increase in net assets resulting from operations	$2,521,525

Statement of changes in net assets

	Year ended	Year ended
	12/31/14	12/31/13

Decrease in net assets

Operations:

Net investment income	$16,950,021	$22,760,100

Net realized gain on investments and foreign currency transactions	4,757,634	5,460,082

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(19,186,130)	2,899,808

Net increase in net assets resulting from operations	2,521,525	31,119,990

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,571,123)	(4,499,706)

Class IB	(17,778,297)	(10,005,596)

Decrease from capital share transactions (Note 4)	(42,316,456)	(104,341,636)

Total decrease in net assets	(67,144,351)	(87,726,948)

Net assets:

Beginning of year	359,815,353	447,542,301

End of year (including undistributed net investment income of $22,003,415 and $27,179,682, respectively)	$292,671,002	$359,815,353

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

12/31/14	$7.58	.38	(.32)	.06	(.62)	(.62)	—	$7.02	.68	$103,063.76		5.27	408[e]

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	—	7.58	8.08	121,877.75		5.71	234[f]

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170[f]

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[g,h]	6.88	(3.17)	134,507.76		5.55	155f

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74i	9.41	115[f]

Class IB

12/31/14	$7.57	.36	(.32)	.04	(.60)	(.60)	—	$7.01	.35	$189,608	1.01	5.02	408[e]

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	—	7.57	7.81	237,938	1.00	5.45	234[f]

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170[f]

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[g,h]	6.87	(3.43)	301,565	1.01	5.30	155f

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 i	9.13	115[f]

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover (%)

December 31, 2013	586%

December 31, 2012	546

December 31, 2011	416

December 31, 2010	176

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

i Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 37

Notes to financial statements 12/31/14

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2014 through December 31, 2014.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

38 Putnam VT Diversified Income Fund

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a

Putnam VT Diversified Income Fund 39

periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,475,135 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,845,420 on open derivative contracts subject to the Master Agreements.

40 Putnam VT Diversified Income Fund

Collateral posted by the fund at period end for these agreements totaled $1,871,765 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2014, the fund had a capital loss carryover of $86,361,798 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$21,159,573	$11,403,807	$32,563,380	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on certain futures contracts, from interest on payment-in-kind securities, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $5,223,132 to increase undistributed net investment income, $62,444 to increase paid-in-capital and $5,285,576 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$10,682,138
Unrealized depreciation	(16,148,880)

Net unrealized depreciation	(5,466,742)
Undistributed ordinary income	24,929,977
Capital loss carryforward	(86,361,798)

Cost for federal income tax purposes	$370,618,182

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 51.7% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rates provided in the table above.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam VT Diversified Income Fund 41

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$114,398
Class IB	217,760

Total	$332,158

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $187, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$544,200

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales, excluding short-term investments were as follows:

			Cost of purchases		Proceeds from sales

Investments in securities, including TBA commitments (Long-term)			$1,476,839,084		$1,488,643,210

U.S. government securities (Long-term)			—		—

Total			$1,476,839,084		$1,488,643,210

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	contract amounts	premiums

Written options outstanding at the beginning of
the reporting period	USD	86,859,600	$238,864	$—	$—

	EUR	97,988,000	$—	$—	$—

Options opened	USD	1,156,340,230	7,944,770	1,166,000,000	5,459,649

	EUR	139,331,000	130,595	—	—

Options exercised	USD	(88,370,900)	(498,366)	—	—

	EUR	—	—	—	—

Options expired	USD	(9,574,000)	—	(333,000,000)	(1,244,375)

	EUR	—	—	—	—

Options closed	USD	(964,490,630)	(4,519,551)	(705,000,000)	(3,559,805)

	EUR	(237,319,000)	(130,595)	—	—

Written options outstanding at the
end of the reporting period	USD	180,764,300	$3,165,717	$128,000,000	$655,469

	EUR	—	$—	$—	$—

42 Putnam VT Diversified Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/14		Year ended 12/31/13		Year ended 12/31/14		Year ended 12/31/13

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	176,758	$1,294,479	286,991	$2,109,654	3,800,480	$27,633,237	3,963,791	$29,092,914

Shares issued in connection with
reinvestment of distributions	1,340,493	9,571,123	620,649	4,499,706	2,486,475	17,778,297	1,380,082	10,005,596

	1,517,251	10,865,602	907,640	6,609,360	6,286,955	45,411,534	5,343,873	39,098,510

Shares repurchased	(2,908,159)	(21,157,431)	(3,105,689)	(22,838,866)	(10,680,744)	(77,436,161)	(17,348,305)	(127,210,640)

Net decrease	(1,390,908)	$(10,291,829)	(2,198,049)	$(16,229,506)	(4,393,789)	$(32,024,627)	(12,004,432)	$(88,112,130)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$12,455,940	$139,879,806	$146,122,925	$5,561	$6,212,821

Totals	$12,455,940	$139,879,806	$146,122,925	$5,561	$6,212,821

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $40,789, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Borrower	Unfunded commitments

WR Grace & Co.	$40,789

Totals	$40,789

Note 9 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$99,200,000

Purchased swap option contracts (contract amount)	$270,700,000

Written TBA commitment option contracts (contract amount) (Note 3)	$196,200,000

Written swap option contracts (contract amount) (Note 3)	$248,400,000

Futures contracts (number of contracts)	700

Forward currency contracts (contract amount)	$276,300,000

OTC interest rate swap contracts (notional)	$365,200,000

Centrally cleared interest rate swap contracts (notional)	$1,042,700,000

OTC total return swap contracts (notional)	$252,400,000

OTC credit default contracts (notional)	$14,200,000

Centrally cleared credit default contracts (notional)	$—*

Warrants (number of warrants)	20

*For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Putnam VT Diversified Income Fund 43

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$49,992	Payables	$11,989

Foreign exchange contracts	Receivables	4,258,897	Payables	1,882,268

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	10,666,276*	Unrealized depreciation	17,659,316*

Total		$14,975,165		$19,553,573

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(293,748)	$(293,748)

Foreign exchange contracts	—	—	—	4,902,716	—	$4,902,716

Equity contracts	3,921	—	—	—	—	$3,921

Interest rate contracts	—	(3,048,722)	(4,858,555)	—	(3,927,505)	$(11,834,782)

Total	$3,921	$(3,048,722)	$(4,858,555)	$4,902,716	$(4,221,253)	$(7,221,893)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$364,100	$364,100

Foreign exchange contracts	—	—	—	3,102,009	—	$3,102,009

Equity contracts	(3,284)	—	—	—	—	$(3,284)

Interest rate contracts	—	(576,202)	(124,946)	—	(4,621,821)	$(5,322,969)

Total	$(3,284)	$(576,202)	$(124,946)	$3,102,009	$(4,257,721)	$(1,860,144)

44 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 45

Note 10 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$440,860	$251,528	$176,474	$380,777	$—	$161,009	$—	$—	$—	$—	$—	$1,410,648

Centrally cleared interest rate
swap contracts§	—	—	154,507	—	—	—	—	—	—	—	—	—	—	—	154,507

OTC Total return swap contracts*#	—	25,753	—	461,249	523,741	15,944	4,277	—	3,155	—	—	—	—	—	1,034,119

OTC Credit default contracts*#	3,072	1,028	—	—	38,515	—	7,377	—	—	—	—	—	—	—	49,992

Futures contracts§	—	—	—	—	—	—	—	—	—	480	—	—	—	—	480

Forward currency contracts#	97,869	355,297	—	467,475	268,921	301,943	320,121	212,626	545,454	—	358,253	720,571	308,500	301,867	4,258,897

Purchased swap options** #	522,275	279,336	—	636,834	679,866	—	206,826	—	—	—	—	—	—	—	2,325,137

Purchased options** #	—	—	—	—	—	—	—	—	158,790	—	—	—	—	—	158,790

Total Assets	$623,216	$661,414	$154,507	$2,006,418	$1,762,571	$494,361	$919,378	$212,626	$868,408	$480	$358,253	$720,571	$308,500	$301,867	$9,392,570

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$255,177	$20,954	$1,045,403	$86,192	$—	$150,237	$—	$—	$—	$—	$—	$1,557,963

Centrally cleared interest rate
swap contracts§	—	—	280,059	—	—	—	—	—	—	—	—	—	—	—	280,059

OTC Total return swap contracts*#	72,720	64,057	—	420,564	654,684	3,711	44,018	—	24,428	—	—	—	—	—	1,284,182

OTC Credit default contracts*#	—	—	—	—	10,201	—	1,788	—	—	—	—	—	—	—	11,989

Futures contracts§	—	—	—	—	—	—	—	—	—	22,160	—	—	—	—	22,160

Forward currency contracts#	14,528	173,349	—	213,841	94,971	142,498	10,981	63,894	283,175	—	76,505	688,793	80,606	39,127	1,882,268

Written swap options #	620,890	306,289	—	551,280	348,167	—	278,062	—	1,360,171	—	—	—	—	—	3,464,859

Written options #	—	—	—	—	—	—	—	—	113,644	—	—	—	—	—	113,644

Total Liabilities	$708,138	$543,695	$280,059	$1,440,862	$1,128,977	$1,191,612	$421,041	$63,894	$1,931,655	$22,160	$76,505	$688,793	$80,606	$39,127	$8,617,124

Total Financial and Derivative
Net Assets	$(84,922)	$117,719	$(125,552)	$565,556	$633,594	$(697,251)	$498,337	$148,732	$(1,063,247)	$(21,680)	$281,748	$31,778	$227,894	$262,740	$775,446

Total collateral received (pledged)† ##	$—	$60,191	$—	$440,000	$556,952	$(697,251)	$429,982	$94,711	$(1,063,247)	$—	$258,507	$—	$227,894	$—

Net amount	$(84,922)	$57,528	$(125,552)	$125,556	$76,642	$—	$68,355	$54,021	$—	$(21,680)	$23,241	$31,778	$—	$262,740

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

46 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 47

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	545,333,593	24,865,496

Ravi Akhoury	545,906,178	24,292,911

Barbara M. Baumann	549,255,821	20,943,268

Jameson A. Baxter	548,878,213	21,320,877

Charles B. Curtis	548,266,326	21,932,764

Robert J. Darretta	548,954,413	21,244,676

Katinka Domotorffy	547,720,210	22,478,879

John A. Hill	548,926,132	21,272,957

Paul L. Joskow	548,318,739	21,880,351

Kenneth R. Leibler	549,128,017	21,071,073

Robert E. Patterson	548,989,554	21,209,535

George Putnam, III	548,805,405	21,393,685

Robert L. Reynolds	549,170,754	21,028,335

W. Thomas Stephens	548,523,544	21,675,546

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

41,650,912	1,425,053	3,915,648	—

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes for	Votes against	Abstentions	Broker non-votes

507,595,281	19,452,349	43,151,459	—

All tabulations are rounded to the nearest whole number.

48 Putnam VT Diversified Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. President Emeritus and former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board.	None	
Robert J. Darretta Born 1946 Trustee since 2007	From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

Putnam VT Diversified Income Fund 49

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2014, there were 116 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and
Vice President and Chief Legal Officer	Since 2007	Putnam Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments,	Putnam Investments and	Nancy E. Florek (Born 1957)
Putnam Management, and	Putnam Management	Vice President, Director of Proxy Voting and
Putnam Retail Management		Corporate Governance, Assistant Clerk, and
	Susan G. Malloy (Born 1957)	Associate Treasurer
Robert R. Leveille (Born 1969)	Vice President and Assistant Treasurer	Since 2000
Vice President and Chief Compliance Officer	Since 2007
Since 2007	Director of Accounting & Control
Chief Compliance Officer,	Services, Putnam Investments and
Putnam Investments, Putnam Management,	Putnam Management
and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

50 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 51

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52 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109	Independent Registered	Robert L. Reynolds
	Public Accounting Firm	W. Thomas Stephens
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 53

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTAN028 292453 2/15

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2013, the Code of Ethics of Putnam Investment Management, LLC was amended. The changes to the Code of Ethics were as follows: (i) eliminating the requirement for employees to hold their shares of Putnam mutual funds for specified periods of time, (ii) removing the requirement to preclear transactions in certain kinds of exchange-traded funds and exchange-traded notes, although reporting of all such instruments remains required; (iii) eliminating the excessive trading rule related to employee transactions in securities requiring preclearance under the Code; (iv) adding provisions related to monitoring of employee trading; (v) changing from a set number of shares to a set dollar value of stock of mid- and large-cap companies on the Restricted List that can be purchased or sold; (vi) adding a requirement starting in March 2014 for employees to generally use certain approved brokers that provide Putnam with an electronic feed of transactions and statements for their personal brokerage accounts; and (vii) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2014	$127,306	$ —	$12,722	$ —
December 31, 2013	$133,313	$ —	$8,445	$ —

For the fiscal years ended December 31, 2014 and December 31, 2013, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $574,787 and $ 158,445 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2014	$ —	$562,065	$ —	$ —

December 31, 2013	$ —	$150,000	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 27, 2015